SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-05071 / 33-13247

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Elliot S. Cohen
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number – (360) 734-9900  Ext. 1804

Date of fiscal year end:  November 30, 2025
Date of reporting period:  May 31, 2025

Item 1. Report To Shareowners
SBIFX

| SATURNA BOND INCOME

Saturna Bond Income Fund

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

The objective of the Saturna Bond Income Fund is current income. This Semi-Annual Shareholder Report contains important information about the Saturna Bond Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.saturna.com/fund/saturna-bond-income. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Bond Income	$32	0.65%

Annual Average Total Return

	1 Year	5 Year	10 Year
Saturna Bond Income	4.41%	-2.17%	1.02%
Bloomberg US Aggregate Bond Index	7.03%	-1.35%	0.94%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/saturna-bond-income for more recent performance information.

Key Fund Statistics

Total Net Assets	$11,730,428
# of Portfolio Holdings	46
Advisory Fees Paid	$12,604
Portfolio Turnover Rate	4%

What did the Fund invest in?

Sector Weightings

% of Total Net Assets

Government	24.3%
Financials	11.8%
Technology	9.1%
Health Care	8.7%
Industrials	5.7%
Energy	5.0%
Consumer Discretionary	4.9%
Municipal Bonds	4.6%
Utilities	4.4%
Consumer Staples	4.4%
Other Sectors	9.7%
Other Assets (net of liabilities)	7.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SCORX

| SATURNA CORE

Saturna Core Fund

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

The objective of the Saturna Core Fund is long-term appreciation and capital preservation. This Semi-Annual Shareholder Report contains important information about the Saturna Core Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.saturna.com/fund/saturna-core. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Core	$46	0.91%

Annual Average Total Return

	1 Year	5 Year	10 Year
Saturna Core	7.16%	7.26%	6.01%
Bloomberg Developed Markets Large & Mid Cap Total Return	14.20%	13.31%	10.44%
Bloomberg Global Equity/Fixed Income 60/40 Index	11.42%	8.15%	6.80%
Dow Jones Moderate US Portfolio Index	9.82%	7.09%	5.92%

Key Fund Statistics

Total Net Assets	$27,566,048
# of Portfolio Holdings	88
Advisory Fees Paid	$65,956
Portfolio Turnover Rate	8%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/saturna-core for more recent performance information.

What did the Fund invest in?

Sector Weightings

% of Total Net Assets

Technology	20.7%
Industrials	13.6%
Government	7.3%
Financials	7.2%
Materials	6.2%
Communications	6.1%
Consumer Discretionary	6.0%
Consumer Staples	5.4%
Utilities	5.1%
Health Care	4.6%
Other Sectors	7.8%
Other Assets (net of liabilities)	10.0%

Effective March 31, 2025, the Fund changed its benchmarks From Dow Jones Moderate US Portfolio Index to Bloomberg Developed Markets Large & Mid Cap Total Return Index to simplify Fund performance benchmarking and marketing, and to reduce data expenses related to Fund benchmarks.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SGHIX

| SATURNA GLOBAL HIGH INCOME FUND

Saturna Global High Income Fund

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

The objective of the Saturna Global High Income Fund is high income, with a secondary objective of capital preservation. This Semi-Annual Shareholder Report contains important information about the Saturna Global High Income Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.saturna.com/fund/saturna-global-high-income. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Global High Income Fund	$38	0.75%

Annual Average Total Return

	1 Year	5 Year	10 Year
Saturna Global High Income Fund	6.50%	6.37%	4.78%
Bloomberg Developed Markets Large & Mid Cap Total Return	14.20%	13.31%	10.44%
Bloomberg Global Equity/Fixed Income 50/50 Index	10.71%	6.55%	5.85%
S&P Global 1200 Index	13.92%	14.60%	10.45%

Key Fund Statistics

Total Net Assets	$11,087,347
# of Portfolio Holdings	42
Advisory Fees Paid	$10,492
Portfolio Turnover Rate	0%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/saturna-global-high-income for more recent performance information.

Effective March 31, 2025, the Fund changed its benchmarks from S&P Global 1200 Index to Bloomberg Developed Markets Large & Mid Cap Total Return Index to simplify Fund performance benchmarking and marketing, and to reduce data expenses related to Fund benchmarks and added the Bloomberg Global Equity/Fixed Income 50/50 Index as a secondary benchmark , which the investment adviser believes better reflects the Fund’s investment approach.

What did the Fund invest in?

Geographic Weightings

% of Total Net Assets

United States	38.0%
Australia	7.8%
Norway	4.4%
Peru	4.3%
Sweden	3.8%
Japan	3.7%
France	2.7%
Switzerland	2.6%
United Kingdom	2.4%
Netherlands	2.3%
Other Countries	8.9%
Other Assets (net of liabilities)	19.1%

Sector Weightings

% of Total Net Assets

Communications	14.0%
Financials	11.9%
Materials	10.1%
Government	8.6%
Consumer Discretionary	7.6%
Industrials	7.6%
Technology	6.5%
Health Care	5.0%
Energy	4.6%
Municipal Bonds	2.6%
Other Sectors	2.4%
Other Assets (net of liabilities)	19.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SSGFX

| INVESTOR SHARES

Saturna Growth Fund

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

The objective of the Saturna Growth Fund is long-term capital growth. This Semi-Annual Shareholder Report contains important information about the Saturna Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.saturna.com/fund/saturna-growth. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$49	0.99%

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	13.35%	13.41%	11.86%
Bloomberg 1000 Growth Total Return Index	16.02%	16.02%	14.69%
Bloomberg US Large Cap Total Return Index	14.18%	15.84%	12.95%
S&P 500 Index	13.52%	15.94%	12.86%

Key Fund Statistics

Total Net Assets	$74,478,215
# of Portfolio Holdings	29
Advisory Fees Paid	$182,594
Portfolio Turnover Rate	2%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/saturna-growth for more recent performance information.

Effective March 31, 2025, the Fund changed its benchmarks from S&P 500 Index to Bloomberg US Large Cap Total Return Index to simplify Fund performance benchmarking and marketing, and to reduce data expenses related to Fund benchmarks. The Fund also added the Bloomberg 1000 Growth Total Return Index as a secondary benchmark , which the investment adviser believes better reflects the Fund’s investment approach.

What did the Fund invest in?

Industry Weightings

% of Total Net Assets

Infrastructure Software	17.7%
Semiconductor Devices	15.2%
Communications Equipment	10.1%
Internet Media & Services	10.1%
Online Marketplace	7.4%
Medical Devices	5.2%
Mass Merchants	4.9%
Application Software	3.4%
Other Financial Services	3.2%
Specialty Apparel Stores	3.2%
Other Industries	15.4%
Other Assets (net of liabilities)	4.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SGZFX

| Z SHARES

Saturna Growth Fund

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

The objective of the Saturna Growth Fund is long-term capital growth. This Semi-Annual Shareholder Report contains important information about the Saturna Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.saturna.com/fund/saturna-growth. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$38	0.77%

Annual Average Total Return

	1 Year	5 Year	Since Inception
Z Shares	13.59%	13.68%	14.23%
Bloomberg 1000 Growth Total Return Index	16.02%	16.02%	15.94%
Bloomberg US Large Cap Total Return Index	14.18%	15.84%	13.82%
S&P 500 Index	13.52%	15.94%	13.61%

Key Fund Statistics

Total Net Assets	$74,478,215
# of Portfolio Holdings	29
Advisory Fees Paid	$182,594
Portfolio Turnover Rate	2%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/saturna-growth for more recent performance information.

Effective March 31, 2025, the Fund changed its benchmarks from S&P 500 Index to Bloomberg US Large Cap Total Return Index to simplify Fund performance benchmarking and marketing, and to reduce data expenses related to Fund benchmarks. The Fund also added the Bloomberg 1000 Growth Total Return Index as a secondary benchmark , which the investment adviser believes better reflects the Fund’s investment approach.

What did the Fund invest in?

Industry Weightings

% of Total Net Assets

Infrastructure Software	17.7%
Semiconductor Devices	15.2%
Communications Equipment	10.1%
Internet Media & Services	10.1%
Online Marketplace	7.4%
Medical Devices	5.2%
Mass Merchants	4.9%
Application Software	3.4%
Other Financial Services	3.2%
Specialty Apparel Stores	3.2%
Other Industries	15.4%
Other Assets (net of liabilities)	4.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SSIFX

| INVESTOR SHARES

Saturna International Fund

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

The objective of the Saturna International Fund is long-term capital growth. This Semi-Annual Shareholder Report contains important information about the Saturna International Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.saturna.com/fund/saturna-international. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$52	1.02%

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	3.34%	9.57%	7.49%
Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index	4.85%	0.95%	0.47%
MSCI EAFE Index	13.92%	11.98%	6.49%

Key Fund Statistics

Total Net Assets	$71,837,247
# of Portfolio Holdings	32
Advisory Fees Paid	$173,035
Portfolio Turnover Rate	7%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/saturna-international for more recent performance information.

Effective March 31, 2025, the Fund changed its benchmarks fromMSCI EAFE Index to Bloomberg Developed Markets ex-US Large & Mid Cap Total Return Index to simplify Fund performance benchmarking and marketing, and to reduce data expenses related to Fund benchmarks.

What did the Fund invest in?

Industry Weightings

% of Total Net Assets

Application Software	13.9%
Semiconductor Manufacturing	11.7%
Online Marketplace	8.8%
Large Pharma	7.7%
Electrical Power Equipment	7.6%
Semiconductor Devices	7.1%
Commercial & Residential Building Equipment & Systems	6.0%
Professional Services	5.0%
Industrial Wholesale & Rental	3.7%
IT Services	3.0%
Other Industries	25.3%
Other Assets (net of liabilities)	0.2%

Geographic Weightings

% of Total Net Assets

United States	17.6%
France	11.6%
Netherlands	10.4%
Argentina	8.8%
Germany	7.7%
Taiwan	6.3%
Japan	5.9%
United Kingdom	5.7%
Ireland	5.5%
Denmark	5.0%
Other Countries	15.3%
Other Assets (net of liabilities)	0.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SIFZX

| Z SHARES

Saturna International Fund

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

The objective of the Saturna International Fund is long-term capital growth. This Semi-Annual Shareholder Report contains important information about the Saturna International Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.saturna.com/fund/saturna-international. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$43	0.83%

Annual Average Total Return

	1 Year	5 Year	Since Inception
Z Shares	3.54%	9.80%	8.91%
Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index	4.85%	0.95%	0.59%
MSCI EAFE Index	13.92%	11.98%	7.19%

Key Fund Statistics

Total Net Assets	$71,837,247
# of Portfolio Holdings	32
Advisory Fees Paid	$173,035
Portfolio Turnover Rate	7%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/saturna-international for more recent performance information.

Effective March 31, 2025, the Fund changed its benchmarks fromMSCI EAFE Index to Bloomberg Developed Markets ex-US Large & Mid Cap Total Return Index to simplify Fund performance benchmarking and marketing, and to reduce data expenses related to Fund benchmarks.

What did the Fund invest in?

Industry Weightings

% of Total Net Assets

Application Software	13.9%
Semiconductor Manufacturing	11.7%
Online Marketplace	8.8%
Large Pharma	7.7%
Electrical Power Equipment	7.6%
Semiconductor Devices	7.1%
Commercial & Residential Building Equipment & Systems	6.0%
Professional Services	5.0%
Industrial Wholesale & Rental	3.7%
IT Services	3.0%
Other Industries	25.3%
Other Assets (net of liabilities)	0.2%

Geographic Weightings

% of Total Net Assets

United States	17.6%
France	11.6%
Netherlands	10.4%
Argentina	8.8%
Germany	7.7%
Taiwan	6.3%
Japan	5.9%
United Kingdom	5.7%
Ireland	5.5%
Denmark	5.0%
Other Countries	15.3%
Other Assets (net of liabilities)	0.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

STBFX

| SATURNA SHORT-TERM BOND

Saturna Short-Term Bond Fund

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

The objective of the Saturna Short-Term Bond Fund is capital preservation and current income. This Semi-Annual Shareholder Report contains important information about the Saturna Short-Term Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.saturna.com/fund/saturna-short-term-bond. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Short-Term Bond	$30	0.60%

Annual Average Total Return

	1 Year	5 Year	10 Year
Saturna Short-Term Bond	4.91%	1.13%	1.52%
Bloomberg US Aggregate 1-3 Year Index	5.86%	1.47%	1.76%
Bloomberg US Aggregate Bond Index	7.03%	-1.35%	0.94%

Key Fund Statistics

Total Net Assets	$13,984,401
# of Portfolio Holdings	35
Advisory Fees Paid	$6,707
Portfolio Turnover Rate	22%

What did the Fund invest in?

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/saturna-short-term-bond for more recent performance information.

Sector Weightings

% of Total Net Assets

Government	33.0%
Financials	17.7%
US Government Agency	8.6%
Communications	7.7%
Utilities	3.3%
Consumer Staples	2.9%
Materials	2.2%
Technology	2.1%
Municipal Bonds	2.1%
Health Care	1.1%
Other Sectors	1.1%
Other Assets (net of liabilities)	18.2%

Effective May 31, 2024, the Fund is adding a new performance benchmark, the Bloomberg US Aggregate Bond Index, which the investment adviser believes better reflects the Fund’s investment approach.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SEBFX

| SUSTAINABLE BOND

Saturna Sustainable Bond Fund

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

The objective of the Saturna Sustainable Bond Fund is current income and capital preservation. This Semi-Annual Shareholder Report contains important information about the Saturna Sustainable Bond Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.saturna.com/fund/saturna-sustainable-bond. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sustainable Bond	$33	0.65%

Annual Average Total Return

	1 Year	5 Year	10 Year
Sustainable Bond	3.84%	1.00%	1.59%
Bloomberg US Aggregate Bond Index	7.03%	-1.35%	0.94%
FTSE World BIG Bond Index	6.86%	-1.61%	0.87%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/saturna-sustainable-bond for more recent performance information.

Key Fund Statistics

Total Net Assets	$43,535,137
# of Portfolio Holdings	47
Advisory Fees Paid	$81,131
Portfolio Turnover Rate	17%

Effective March 31, 2025, the Fund changed its benchmarks from FTSE World BIG Bond Index to Bloomberg Global Aggregate Bond Index to simplify Fund performance benchmarking and marketing, and to reduce data expenses related to Fund benchmarks.

What did the Fund invest in?

Sector Weightings

% of Total Net Assets

Financials	26.4%
Government	21.8%
Real Estate	10.9%
Communications	8.3%
Consumer Discretionary	5.1%
Energy	4.6%
Technology	4.1%
Utilities	3.4%
Consumer Staples	3.3%
Industrials	3.2%
Other industries	3.5%
Other Assets (net of liabilities)	5.4%

Geographic Weightings

% of Total Net Assets

United States	23.1%
United Arab Emirates	13.5%
Germany	11.0%
Finland	6.0%
United Kingdom	6.0%
Canada	5.0%
Netherlands	4.7%
France	4.6%
Italy	3.6%
Philippines	3.4%
Other Countries	13.7%
Other Assets (net of liabilities)	5.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SEEFX

| SUSTAINABLE EQUITY

Saturna Sustainable Equity Fund

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

The objective of the Saturna Sustainable Equity Fund is capital appreciation. This Semi-Annual Shareholder Report contains important information about the Saturna Sustainable Equity Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.saturna.com/fund/saturna-sustainable-equity. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sustainable Equity	$38	0.75%

Annual Average Total Return

	1 Year	5 Year	10 Year
Sustainable Equity	6.57%	8.68%	7.94%
Bloomberg World Large & Mid Cap Total Return Index	14.04%	12.26%	9.67%
S&P Global 1200 Index	13.92%	14.60%	10.45%

Key Fund Statistics

Total Net Assets	$22,948,334
# of Portfolio Holdings	43
Advisory Fees Paid	$45,324
Portfolio Turnover Rate	5%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/saturna-sustainable-equity for more recent performance information.

Effective March 31, 2025, the Fund changed its benchmarks from S&P Global 1200 Index to Bloomberg Developed Markets Large & Mid Cap Total Return Index to simplify Fund performance benchmarking and marketing, and to reduce data expenses related to Fund benchmarks.

What did the Fund invest in?

Industry Weightings

% of Total Net Assets

Semiconductor Devices	10.1%
Large Pharma	7.7%
Semiconductor Manufacturing	6.7%
Infrastructure Software	5.7%
Electrical Power Equipment	5.3%
Consumer Electronics	5.2%
Personal Care Products	4.5%
IT Services	4.1%
Professional Services	3.9%
Life Insurance	3.4%
Other Industries	41.4%
Other Assets (net of liabilities)	2.0%

Geographic Weightings

% of Total Net Assets

United States	38.6%
France	9.5%
United Kingdom	8.5%
Netherlands	7.7%
Japan	7.6%
Taiwan	4.5%
Canada	4.4%
Ireland	4.4%
Denmark	3.2%
Sweden	3.1%
Other Countries	6.5%
Other Assets (net of liabilities)	2.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

Item 2. Code of Ethics
Registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer or persons performing similar functions, which is included with this submission as Exhibit (a)(1) and posted on the Registrant’s website at https://www.saturna.com/code-ethics.  Requests may also be made via telephone at 1-800-728-8762, and will be processed within one business day of receiving such request.
Item 3. Audit Committee Financial Expert
Not applicable.
Item 4. Principal Accountant Fees and Services
Not applicable.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Investments
(a) The Schedule of Investments is fully answered in Item 1.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SATURNA CAPITAL

Saturna Funds

Fund	Ticker	Class
Short-Term Bond	STBFX	
Bond Income	SBIFX	
Core	SCORX	
Global High Income	SGHIX	
Growth	SSGFX	Investor Shares
	SGZFX	Z Shares
International	SSIFX	Investor Shares
	SIFZX	Z Shares

Semi-Annual Financial Statements and Additional Information

May 31, 2025

Table of Contents:

Saturna Short-Term Bond Fund 4
Schedule of Investments 4
Statement of Assets and Liabilities and Statement of Operations 6
Statements of Changes in Net Assets 7
Financial Highlights 8
Saturna Bond Income Fund 9
Schedule of Investments 9
Statement of Assets and Liabilities and Statement of Operations 11
Statements of Changes in Net Assets 12
Financial Highlights 13
Saturna Core Fund 14
Schedule of Investments 14
Statement of Assets and Liabilities and Statement of Operations 19
Statements of Changes in Net Assets 20
Financial Highlights 21
Saturna Global High Income Fund 22
Schedule of Investments 22
Statement of Assets and Liabilities and Statement of Operations 25
Statements of Changes in Net Assets 26
Financial Highlights 27
Saturna Growth Fund 28
Schedule of Investments 28
Statement of Assets and Liabilities and Statement of Operations 30
Statements of Changes in Net Assets 31
Financial Highlights 32
Saturna International Fund 34
Schedule of Investments 34
Statement of Assets and Liabilities and Statement of Operations 36
Statements of Changes in Net Assets 37
Financial Highlights 38
Notes To Financial Statements 40
Note 1 - Organization 40
Note 2 - Unaudited Information 41
Note 3 - Significant Accounting Policies 41
Note 4 - Transactions with Affiliated Persons 44
Note 5 - Distributions to Shareowners 45
Note 6 - Federal Income Taxes 46
Note 7 - Investments 47

Table of Contents:

Note 8 - Custodian 47
Note 9 - Subsequent Events 47
Form N-CSR Items 8-11 48
Summary Information 49

Schedule of Investments
As of May 31, 2025
Saturna Short-Term Bond Fund
The accompanying notes are an integral part of these financial statements.
4
May 31, 2025
Semi-Annual
Continued on next page.
Government Bonds - 49 .4 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials
Federal Farm Credit Bank 4.930% due 02/25/2030 $ 200,000 $ 200,448 1.4%
Federal Farm Credit Bank 4.800% due 11/13/2029 400,000 398,897 2.8%
Federal Home Loan Bank 4.000% due 09/17/2029 250,000 245,969 1.8%
Federal Home Loan Bank 4.500% due 12/04/2029 250,000 249,520 1.8%
1,094,834 7.8%
Government
United States Treasury Bond 5.250% due 02/15/2029 300,000 314,496 2.3%
United States Treasury Bond 3.625% due 03/31/2028 300,000 297,961 2.1%
United States Treasury Bond 6.250% due 05/15/2030 500,000 550,273 3.9%
United States Treasury Bond 5.500% due 08/15/2028 300,000 314,871 2.3%
United States Treasury Bond 6.125% due 08/15/2029 950,000 1,029,674 7.4%
United States Treasury Note 2.375% due 05/15/2027 650,000 631,084 4.5%
United States Treasury Note 2.250% due 08/15/2027 750,000 723,897 5.2%
United States Treasury Note 2.625% due 12/31/2025 750,000 742,866 5.3%
4,605,122 33.0%
US Government Agency
Fannie Mae 5.000% due 01/23/2029 250,000 249,746 1.8%
Fannie Mae 4.625% due 03/02/2029 300,000 299,794 2.1%
Freddie Mac 4.500% due 09/05/2028 350,000 349,969 2.5%
Freddie Mac 4.750% due 12/18/2029 300,000 300,805 2.2%
1,200,314 8.6%
Total Government Bonds (Cost $6,917,253) $ 6,900,270 49.4%
Corporate Bonds - 30 .3 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Communications
Koninklijke KPN 8.375% due 10/01/2030 550,000 640,609 4.6%
Take-Two Interactive Software 3.700% due 04/14/2027 350,000 344,372 2.4%
Verizon Communication 4.016% due 12/03/2029 100,000 97,819 0.7%
1,082,800 7.7%
Consumer Discretionary
O'Reilly Automotive 3.600% due 09/01/2027 150,000 147,166 1.1%
Consumer Staples
Kroger 7.700% due 06/01/2029 100,000 109,712 0.8%
Procter & Gamble 2.800% due 03/25/2027 300,000 293,316 2.1%
403,028 2.9%
Financials
Bank of America 3.500% due 04/19/2026 400,000 396,226 2.8%
JPMorgan Chase 3.300% due 04/01/2026 350,000 346,822 2.5%
PayPal Holdings 2.650% due 10/01/2026 300,000 293,519 2.1%
Visa 3.150% due 12/14/2025 350,000 347,687 2.5%
1,384,254 9.9%
Health Care
Biogen 4.050% due 09/15/2025 100,000 99,943 0.7%
Johnson & Johnson 2.450% due 03/01/2026 50,000 49,225 0.4%
149,168 1.1%
Materials
DuPont De Nemours 4.493% due 11/15/2025 308,000 307,753 2.2%

Schedule of Investments
As of May 31, 2025
Saturna Short-Term Bond Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
5
Corporate Bonds - 30.3% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Technology
Microsoft 3.300% due 02/06/2027 $ 100,000 $ 98,777 0.7%
NXP BV/NXP Funding 5.350% due 03/01/2026 100,000 100,510 0.7%
Qualcomm 3.250% due 05/20/2027 100,000 98,285 0.7%
297,572 2.1%
Utilities
Exelon Generation 3.250% due 06/01/2025 250,000 250,000 1.8%
United Utilities 6.875% due 08/15/2028 200,000 213,377 1.5%
463,377 3.3%
Total Corporate Bonds (Cost $4,247,848) $ 4,235,118 30.3%
Municipals Bonds - 2 .1 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Municipal Bonds
San Diego Unified School District 3.965% due 07/01/2029 300,000 296,871 2.1%
Total Municipals Bonds (Cost $294,180) $ 296,871 2.1%
Total investments (Cost $11,459,281) $ 11,432,259 81.8%
Other assets (net of liabilities) 2,552,143 18.2%
Total net assets $ 13,984,402 100.0%

Saturna Short-Term Bond Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2025
Semi-Annual
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2025
Assets
Investments in securities, at value
(Cost $11,459,281) $ 11,432,259
Cash 2,432,706
Interest receivable 126,955
Prepaid expenses 4,577
Receivable for Fund shares sold 769
Total assets 13,997,266
Liabilities
Accrued audit expenses 4,774
Accrued advisory fees 3,701
Accrued retirement plan custody fee 2,519
Accrued Chief Compliance Officer expenses 288
Accrued trustee expenses 112
Payable for Fund shares redeemed 100
Accrued legal expenses 13
Accrued other operating expenses 308
Accrued printing fees 1,049
Total liabilities 12,864
Net assets $13,984,402
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $14,153,890
Total distributable earnings (169,488)
Net assets applicable to Fund shares outstanding $13,984,402
Fund shares outstanding 2,807,719
Net asset value, offering, and redemption price per
share $4.98
Period ended May 31, 2025
Investment income
Interest income $ 240,953
Total investment income 240,953
Expenses
Investment advisory fees 32,943
Filing and registration fees 15,734
Audit fees 4,972
Retirement plan custodial fees 3,709
Trustee fees 2,757
Legal fees 2,552
Chief Compliance Officer expenses 1,599
Custodian fees 263
Other operating expenses 1,502
Total gross expenses 66,031
Less adviser fees waived (26,236)
Less custodian fee credits (263)
Net expenses 39,532
Net investment income $201,421
Net realized loss from investments $(1,997)
Net de crease in unrealized depreciation on
investments 76,950
Net gain on investments 74,953
Net increase in net assets resulting from operations $276,374

Saturna Short-Term Bond Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
7
Statements of Changes in Net Assets
Period ended May 31, 2025
Year ended November 30,
2024
Increase in net assets from operations
From operations
Net investment income $201,421 $307,275
Net realized loss on investments (1,997) –
Net decrease in unrealized de preciation on investments 76,950 208,805
Net increase in net assets 276,374 516,080
Distributions to shareowners from
Net dividend and distribution to shareholders (201,406) (307,217)
Capital share transactions
Proceeds from the sale of shares 1,602,656 2,234,822
Value of shares issued in reinvestment of dividends and distributions 201,156 305,973
Cost of shares redeemed (438,933) (1,038,586)
Total capital shares transactions 1,364,879 1,502,209
Total increase in net assets 1,439,847 1,711,072
Net assets
Beginning of period 12,544,555 10,833,483
End of period $13,984,402 $12,544,555
Shares of the Fund sold and redeemed
Saturna Short-Term Bond (STBFX)
Number of shares sold 322,829 452,695
Number of shares issued in reinvestment of dividends and distributions 40,480 62,250
Number of shares redeemed (88,461) (211,925)
Net increase in number of shares outstanding 274,848 303,020
– –

Saturna Short-Term Bond Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
8
May 31, 2025
Semi-Annual
tin
Saturna Short-Term Bond (STBFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2025
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A A
Net asset value at beginning of period $4.95 $4.86 $4.80 $5.07 $5.17 $5.08
Income from investment operations
Net investment income 0.08 0.14 0.09 0.06 0.06 0.08
Net gains (losses) on securities (both realized and
unrealized) 0.03 0.09 0.07 (0.27) (0.10) 0.09
Total from investment operations 0.11 0.23 0.16 (0.21) (0.04) 0.17
Less distributions
Dividends (from net investment income) (0.08) (0.14) (0.10) (0.06) (0.06) (0.08)
Total distributions (0.08) (0.14) (0.10) (0.06) (0.06) (0.08)
Net asset value at end of period $4.98 $4.95 $4.86 $4.80 $5.07 $5.17
Total Return
A
2.15% 4.71% 3.28% (4.15)% (0.88)% 3.46%
Ratios / supplemental data
Net assets ($000), end of period $13,984 $12,545 $10,833 $12,309 $11,920 $11,426
Ratio of expenses to average net assets
Before custodian fee credits
B
1.00% 0.86% 0.90% 0.88% 0.66% 0.90%
After advisory fees waiver
B
0.60% 0.60% 0.60% 0.60% 0.59% 0.60%
After  custodian fee credits
B
0.60% 0.60% 0.60% 0.60% 0.59% 0.60%
Ratio of net investment income after custodian fee credits  to average net assets
B
3.06% 2.78% 1.95% 1.23% 1.07% 1.64%
Portfolio turnover rate
A
22% 23% 24% 41% 29% 36%
A
Not annualized for period of less than one year
B
Annualized for periods of less than one year

Schedule of Investments
As of May 31, 2025
Saturna Bond Income Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
9
Continued on next page.
Corporate Bonds - 56.0% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Communications
Bellsouth 6.875% due 10/15/2031 $ 200,000 $ 213,209 1.8%
Koninklijke KPN 8.375% due 10/01/2030 200,000 232,949 2.0%
446,158 3.8%
Consumer Discretionary
Home Depot 5.875% due 12/16/2036 300,000 316,104 2.7%
Lowe's 5.800% due 10/15/2036 250,000 257,599 2.2%
573,703 4.9%
Consumer Staples
Kimberly Clark 5.300% due 03/01/2041 100,000 96,579 0.8%
Procter & Gamble 5.500% due 02/01/2034 200,000 210,961 1.8%
Unilever Capital 5.900% due 11/15/2032 200,000 215,785 1.8%
523,325 4.4%
Energy
Baker Hughes 6.875% due 01/15/2029 100,000 106,867 0.9%
Canadian Natural Resources 6.450% due 06/30/2033 225,000 236,141 2.0%
Statoil 7.150% due 01/15/2029 224,000 243,479 2.1%
586,487 5.0%
Financials
Affiliated Managers Group 3.500% due 08/01/2025 250,000 249,394 2.1%
Bank Of New York Mellon MTN 3.300% due 08/23/2029 250,000 238,109 2.0%
Chubb Ina Holdings 4.350% due 11/03/2045 100,000 83,430 0.7%
State Street (Quarterly US LIBOR plus 100)
1
5.561% due 06/15/2047 150,000 129,404 1.1%
UBS AG Stamford CT 7.750% due 09/01/2026 200,000 206,511 1.8%
906,848 7.7%
Health Care
Becton Dickinson 6.700% due 08/01/2028 240,000 251,129 2.1%
Johnson & Johnson 4.950% due 05/15/2033 226,000 230,929 2.0%
Johnson & Johnson 5.850% due 07/15/2038 50,000 53,655 0.5%
Medtronic 4.375% due 03/15/2035 260,000 246,811 2.1%
Merck 6.500% due 12/01/2033 215,000 239,688 2.0%
1,022,212 8.7%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 310,000 290,947 2.5%
Deere 8.100% due 05/15/2030 95,000 109,766 0.9%
United Technologies 6.050% due 06/01/2036 250,000 264,085 2.3%
664,798 5.7%
Materials
Praxair 3.550% due 11/07/2042 350,000 269,620 2.3%
Technology
Apple 4.500% due 02/23/2036 350,000 343,387 2.9%
Intel 4.000% due 12/15/2032 360,000 330,263 2.8%
Microsoft 5.300% due 02/08/2041 50,000 52,038 0.5%
Microsoft 4.200% due 11/03/2035 350,000 340,240 2.9%
1,065,928 9.1%
Utilities
Alabama Power 4.150% due 08/15/2044 200,000 161,031 1.4%
Florida Power & Light 5.950% due 10/01/2033 100,000 105,291 0.9%

Schedule of Investments
As of May 31, 2025
Saturna Bond Income Fund
The accompanying notes are an integral part of these financial statements.
10
May 31, 2025
Semi-Annual
Corporate Bonds - 56.0% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Utilities (continued)
Puget Sound Energy 4.434% due 11/15/2041 $ 300,000 $ 245,818 2.1%
512,140 4.4%
Total Corporate Bonds (Cost $7,382,341) $6,571,219 56.0%
Government Bonds - 19.6% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials
Federal Home Loan Bank 5.000% due 10/14/2044 250,000 237,467 2.0%
Government
United States Treasury Bond 5.375% due 02/15/2031 400,000 426,172 3.6%
United States Treasury Bond 6.250% due 05/15/2030 75,000 82,541 0.7%
United States Treasury Bond 4.250% due 05/15/2039 770,000 734,538 6.3%
United States Treasury Bond 3.125% due 11/15/2041 145,000 116,198 1.0%
United States Treasury Bond 3.375% due 11/15/2048 560,000 431,944 3.7%
United States Treasury Note 2.875% due 05/15/2052 400,000 274,172 2.3%
2,065,565 17.6%
Total Government Bonds (Cost $2,972,627) $2,303,032 19.6%
Municipals Bonds - 15.1% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials
Connecticut State Housing Fin Auth 5.918% due 11/15/2055 250,000 246,201 2.1%
General Obligation
New York NY 5.846% due 06/01/2040 200,000 200,349 1.7%
Government
Connecticut State Housing Fin Auth Mtge 5.798% due 11/15/2045 200,000 196,566 1.7%
Maryland Community Development
Administration 5.991% due 09/01/2044 300,000 298,272 2.5%
Minnesota Housing Finance Agency 5.925% due 07/01/2049 300,000 291,170 2.5%
786,008 6.7%
Municipal Bonds
Massachusetts Housing Finance Agency 5.989% due 12/01/2044 300,000 298,911 2.6%
Virginia State Housing Development
Authority 5.950% due 10/01/2066 240,000 234,653 2.0%
533,564 4.6%
Total Municipals Bonds (Cost $1,814,937) $1,766,122 15.1%
Mortgage Backed - 1.9% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
US Government Agency
Federal National Mortgage Association 4.500% due 11/01/2044 234,766 226,453 1.9%
Total Mortgage Backed (Cost $231,241) $226,453 1.9%
Total investments (Cost $12,401,146) $10,866,826 92.6%
Other assets (net of liabilities) 863,602 7.4%
Total net assets $11,730,428 100.0%
1
Variable rate security. The interest rate represents the rate in effect at May 31, 2025 and resets periodically based on the parenthetically disclosed reference rate and spread.
LIBOR: London Interbank Offered Rates
MTN: Medium Term Note

Saturna Bond Income Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
11
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2025
Assets
Investments in securities, at value
(Cost $12,401,146) $ 10,866,826
Cash 728,231
Interest receivable 136,987
Prepaid expenses 9,382
Receivable for Fund shares sold 1,191
Total assets 11,742,617
Liabilities
Accrued audit expenses 4,281
Accrued retirement plan custody fee 2,642
Accrued advisory fees 2,018
Distributions payable 1,336
Payable for Fund shares redeemed 653
Accrued Chief Compliance Officer expenses 351
Accrued trustee expenses 79
Accrued legal expenses 4
Accrued other operating expenses 825
Total liabilities 12,189
Net assets $11,730,428
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $13,308,439
Total distributable earnings (1,578,011)
Net assets applicable to Fund shares outstanding $11,730,428
Fund shares outstanding 2,706,930
Net asset value, offering, and redemption price per
share $4.33
Period ended May 31, 2025
Investment income
Interest income $ 238,188
Total investment income 238,188
Expenses
Investment advisory fees 28,189
Filing and registration fees 8,024
Audit fees 4,978
Retirement plan custodial fees 4,054
Legal fees 2,363
Trustee fees 2,215
Chief Compliance Officer expenses 1,514
Custodian fees 226
Other operating expenses 894
Total gross expenses 52,457
Less adviser fees waived (15,585)
Less custodian fee credits (226)
Net expenses 36,646
Net investment income $201,542
Net realized loss from investments $(26,591)
Net in crease in unrealized depreciation on investments (231,420)
Net loss on investments (258,011)
Net decrease in net assets resulting from
operations $(56,469)

Saturna Bond Income Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2025
Semi-Annual
Statements of Changes in Net Assets
Period ended May 31, 2025
Year ended November 30,
2024
Increase in net assets from operations
From operations
Net investment income $201,542 $319,957
Net realized loss on investments (26,591) (765)
Net increase (decrease) in unrealized depreciation on investments (231,420) 335,170
Net increase (decrease) in net assets (56,469) 654,362
Distributions to shareowners from
Net dividend and distribution to shareholders (201,559) (319,948)
Capital share transactions
Proceeds from the sale of shares 1,220,142 1,234,078
Value of shares issued in reinvestment of dividends and distributions 192,486 301,911
Cost of shares redeemed (528,761) (839,611)
Total capital shares transactions 883,867 696,378
Total increase in net assets 625,839 1,030,792
Net assets
Beginning of period 11,104,589 10,073,797
End of period $11,730,428 $11,104,589
Shares of the Fund sold and redeemed
Saturna Bond Income (SBIFX)
Number of shares sold 276,864 276,721
Number of shares issued in reinvestment of dividends and distributions 44,157 68,821
Number of shares redeemed (120,770) (193,742)
Net increase in number of shares outstanding 200,251 151,800
– –

Saturna Bond Income Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
13
tin
Saturna Bond Income (SBIFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2025
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A A
Net asset value at beginning of period $4.43 $4.28 $4.37 $5.40 $5.65 $5.34
Income from investment operations
Net investment income 0.08 0.13 0.13 0.12 0.13 0.14
Net gains (losses) on securities (both realized and
unrealized) (0.10) 0.15 (0.09) (1.03) (0.25) 0.31
Total from investment operations (0.02) 0.28 0.04 (0.91) (0.12) 0.45
Less distributions
Dividends (from net investment income) (0.08) (0.13) (0.13) (0.12) (0.13) (0.14)
Total distributions (0.08) (0.13) (0.13) (0.12) (0.13) (0.14)
Net asset value at end of period $4.33 $4.43 $4.28 $4.37 $5.40 $5.65
Total Return
A
(0.50)% 6.73% 0.86% (16.94)% (2.19)% 8.48%
Ratios / supplemental data
Net assets ($000), end of period $11,730 $11,105 $10,074 $9,814 $12,533 $14,042
Ratio of expenses to average net assets
Before custodian fee credits
B
0.93% 0.85% 0.96% 1.03% 0.58% 0.63%
After advisory fees waiver
B
0.65% 0.65% 0.65% 0.65% 0.53% 0.48%
After  custodian fee credits
B
0.65% 0.65% 0.65% 0.65% 0.53% 0.48%
Ratio of net investment income after custodian fee credits  to average net assets
B
3.58% 3.08% 2.91% 2.58% 2.31% 2.50%
Portfolio turnover rate
A
4% 4% 0% 0% 3% 13%
A
Not annualized for period of less than one year
B
Annualized for periods of less than one year

Schedule of Investments
As of May 31, 2025
Saturna Core Fund
The accompanying notes are an integral part of these financial statements.
14
May 31, 2025
Semi-Annual
Continued on next page.
Common Stock - 61.7% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 2,650 $ 175,570 $ 455,111 United States 1.6%
Meta Platforms Inc, Class A 450 246,524 291,370 United States 1.1%
422,094 746,481 2.7%
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International 55 135,065 151,637 France 0.6%
Automotive Retailers
AutoZone
2
60 158,534 223,983 United States 0.8%
O'Reilly Automotive
2
160 135,486 218,800 United States 0.8%
294,020 442,783 1.6%
Home Products Stores
Lowe's 1,100 75,376 248,303 United States 0.9%
Specialty Apparel Stores
Ross Stores 1,390 108,387 194,725 United States 0.7%
TJX Companies 2,700 139,837 342,630 United States 1.2%
248,224 537,355 1.9%
752,685 1,380,078 5.0%
Consumer Staples
Agricultural Producers
Darling Ingredients
2
1,250 70,975 38,950 United States 0.1%
Household Products
Procter & Gamble 1,450 138,928 246,340 United States 0.9%
Mass Merchants
Dollarama Inc 500 61,707 64,306 Canada 0.2%
Packaged Food
Danone ADR 25,000 305,091 426,750 France 1.5%
General Mills 3,800 246,333 206,188 United States 0.8%
Nestle ADR 1,000 73,990 106,510 Switzerland 0.4%
625,414 739,448 2.7%
Personal Care Products
Unilever ADR 3,000 187,193 191,520 United Kingdom 0.7%
1,084,217 1,280,564 4.6%
Energy
Exploration & Production
ConocoPhillips 800 31,822 68,280 United States 0.2%
Refining & Marketing
Phillips 66 1,100 73,403 124,828 United States 0.5%
Renewable Energy Equipment
Enphase Energy
2
4,000 421,035 165,560 United States 0.6%
526,260 358,668 1.3%
Financials
Consumer Finance
Visa 900 138,795 328,671 United States 1.2%
Diversified Banks
JPMorgan Chase & Co. 1,200 287,997 316,800 United States 1.1%
Institutional Brokerage
Virtu Financial 7,500 124,950 301,425 United States 1.1%

Schedule of Investments
As of May 31, 2025
Saturna Core Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
15
Continued on next page.
Common Stock - 61.7% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Financials (continued)
Other Financial Services
Mastercard, Class A 400 $ 112,624 $ 234,240 United States 0.9%
P&C Insurance
Chubb 810 102,989 240,732 Switzerland 0.9%
767,355 1,421,868 5.2%
Health Care
Large Pharma
AstraZeneca ADR 4,000 245,744 291,320 United Kingdom 1.1%
GlaxoSmithKline ADR 4,200 147,248 172,326 United Kingdom 0.6%
Novo Nordisk ADR 5,000 218,082 357,500 Denmark 1.3%
611,074 821,146 3.0%
Managed Care
UnitedHealth Group 390 174,009 117,745 United States 0.4%
Medical Devices
Boston Scientific
2
3,000 215,122 315,780 United States 1.2%
1,000,205 1,254,671 4.6%
Industrials
Building Construction
EMCOR Group Inc. 700 255,510 330,302 United States 1.2%
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 3,800 159,032 385,206 United States 1.4%
NIBE Industrier AB, Class B 30,000 193,873 122,777 Sweden 0.5%
Trane 400 131,521 172,108 Ireland 0.6%
484,426 680,091 2.5%
Electrical Components
Prysmian S.P.A 4,000 249,724 257,204 Italy 0.9%
Electrical Power Equipment
Eaton 1,655 246,959 529,931 Ireland 1.9%
Fuji Electric Co. Ltd. 5,500 271,891 242,272 Japan 0.9%
518,850 772,203 2.8%
Flow Control Equipment
Parker Hannifin 420 56,202 279,174 United States 1.0%
Industrial Wholesale & Rental
Fastenal 3,490 40,514 144,277 United States 0.5%
Rail Freight
Canadian Pacific Kansas City 2,568 182,008 209,677 Canada 0.8%
Waste Management
Republic Services 950 116,161 244,425 United States 0.9%
1,903,395 2,917,353 10.6%
Materials
Agricultural Chemicals
Corteva 5,500 291,392 389,400 United States 1.4%
Base Metals
Antofagasta 4,000 86,752 95,577 United Kingdom 0.3%
Basic & Diversified Chemicals
Linde 560 75,239 261,845 United Kingdom 1.0%
Cement & Aggregates
CRH PLC 1,250 121,285 113,950 United States 0.4%

Schedule of Investments
As of May 31, 2025
Saturna Core Fund
The accompanying notes are an integral part of these financial statements.
16
May 31, 2025
Semi-Annual
Continued on next page.
Common Stock - 61.7% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Materials (continued)
Iron
BHP Biliton ADR 2,750 $ 159,117 $ 134,722 Australia 0.5%
Precious Metals
Agnico-Eagle Mines 6,150 299,837 725,638 Canada 2.6%
1,033,622 1,721,132 6.2%
Technology
Application Software
Adobe
2
450 198,710 186,791 United States 0.7%
SAP ADR 1,650 248,884 499,719 Germany 1.8%
447,594 686,510 2.5%
Communications Equipment
Apple 2,250 123,699 451,913 United States 1.6%
Fujikura Ltd 2,000 91,133 92,577 Japan 0.3%
Motorola Solutions 900 224,418 373,842 United States 1.4%
439,250 918,332 3.3%
Infrastructure Software
Microsoft 1,530 389,848 704,351 United States 2.5%
Oracle 2,925 117,927 484,175 United States 1.8%
507,775 1,188,526 4.3%
IT Services
Wolters Kluwer NV 2,000 277,884 355,360 Netherlands 1.3%
Semiconductor Devices
Broadcom 2,300 285,795 556,761 United States 2.0%
Infineon Technologies ADR 775 14,098 30,225 Germany 0.1%
Micron Technology 445 16,785 42,035 United States 0.2%
Nvidia 3,250 281,928 439,172 United States 1.6%
NXP Semiconductors 775 67,275 148,126 Netherlands 0.5%
Texas Instruments 450 73,464 82,282 United States 0.3%
739,345 1,298,601 4.7%
Semiconductor Manufacturing
ASML Holding NY 170 126,916 125,251 Netherlands 0.5%
Taiwan Semiconductor ADR 2,300 318,550 444,636 Taiwan 1.6%
445,466 569,887 2.1%
2,857,314 5,017,216 18.2%
Utilities
Integrated Electric Utilities
Dominion Energy 8,500 406,683 481,695 United States 1.8%
NextEra Energy 5,925 185,168 418,542 United States 1.5%
591,851 900,237 3.3%
Total Common Stock
$10,938,998
$16,998,268 61.7%
Corporate Bonds - 13.8% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Bellsouth Capital Funding 7.875% due 02/15/2030 150,000 164,673 United States 0.6%
Comcast 5.650% due 06/15/2035 500,000 514,232 United States 1.9%
Expedia Group 5.000% due 02/15/2026 250,000 250,274 United States 0.9%
929,179 3.4%
Consumer Discretionary
Lowe's 4.250% due 09/15/2044 250,000 193,178 United States 0.7%

Schedule of Investments
As of May 31, 2025
Saturna Core Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
17
Continued on next page.
Corporate Bonds - 13.8% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Consumer Discretionary (continued)
Stanford University 4.013% due 05/01/2042 $ 100,000 $ 81,581 United States 0.3%
274,759 1.0%
Consumer Staples
Coca Cola 1.000% due 03/15/2028 250,000 230,788 United States 0.8%
Industrials
Burlington Northern Santa Fe Bond 6.200% due 08/15/2036 150,000 162,762 United States 0.6%
CSX Corp 4.650% due 03/01/2068 300,000 238,459 United States 0.8%
Fedex Corp 3.900% due 02/01/2035 250,000 217,462 United States 0.8%
Union Pacific 3.375% due 02/01/2035 250,000 218,741 United States 0.8%
837,424 3.0%
Real Estate
Welltower 4.250% due 04/15/2028 350,000 348,792 United States 1.3%
Technology
Oracle 2.950% due 04/01/2030 500,000 462,951 United States 1.7%
Qualcomm 3.250% due 05/20/2027 220,000 216,227 United States 0.8%
679,178 2.5%
Utilities
Pacificorp 6.000% due 01/15/2039 500,000 503,156 United States 1.8%
Total Corporate Bonds (Cost $4,173,083) $3,803,276 13.8%
Government Bonds - 8.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Federal Home Loan Bank 4.500% due 12/04/2029 300,000 299,424 United States 1.1%
Government
United States Treasury Bond 4.500% due 02/15/2036 137,000 138,381 United States 0.5%
United States Treasury Bond 3.625% due 02/15/2044 155,000 129,697 United States 0.5%
United States Treasury Bond 6.250% due 05/15/2030 700,000 770,383 United States 2.8%
United States Treasury Bond 3.375% due 11/15/2048 900,000 694,195 United States 2.5%
1,732,656 6.3%
US Government Agency
Fannie Mae 5.000% due 01/23/2029 300,000 299,695 United States 1.1%
Total Government Bonds (Cost $2,398,974) $2,331,775 8.5%
Municipals Bonds - 6.0% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Connecticut State Housing Fin Auth 5.918% due 11/15/2055 250,000 246,201 United States 0.9%
Government
Connecticut State Housing Fin Auth Mtge 5.798% due 11/15/2045 300,000 294,849 United States 1.0%
Municipal Bonds
Maryland Community Development
Administration 6.362% due 09/01/2053 625,000 627,837 United States 2. 3%
Virginia State Housing Development
Authority 5.950% due 10/01/2066 400,000 391,088 United States 1.4%
1,018,925 3.7%

Schedule of Investments
As of May 31, 2025
Saturna Core Fund
The accompanying notes are an integral part of these financial statements.
18
May 31, 2025
Semi-Annual
Municipals Bonds - 6.0% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Utility Networks
Tacoma WA Elec Sys Revenue 5.966% due 01/01/2035 $ 100,000 $ 105,009 United States 0.4%
Total Municipals Bonds (Cost $1,707,032) $1,664,984 6.0%
Total investments (Cost $19,218,087) $24,798,303 90.0%
Other assets (net of liabilities) 2,767,745 10.0%
Total net assets $27,566,048 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt
PCL: Public Company Limited

Saturna Core Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
19
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2025
Assets
Investments in securities, at value
(Cost $19,218,087) $ 24,798,303
Cash 2,632,732
Interest receivable 96,863
Dividends receivable 38,004
Receivable for Fund shares sold 18,286
Prepaid expenses 12,018
Total assets 27,596,206
Liabilities
Accrued advisory fees 11,485
Accrued retirement plan custody fee 11,130
Payable for Fund shares redeemed 5,082
Accrued audit expenses 1,050
Accrued Chief Compliance Officer expenses 582
Accrued trustee expenses 203
Accrued legal expenses 25
Accrued other operating expenses 601
Total liabilities 30,158
Net assets $27,566,048
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $20,638,351
Total distributable earnings 6,927,697
Net assets applicable to Fund shares outstanding $27,566,048
Fund shares outstanding 1,607,854
Net asset value, offering, and redemption price per
share $17.14
Period ended May 31, 2025
Investment income
Interest income $ 231,832
Dividend Income (Net of foreign tax of $11,595) 121,755
Total investment income 353,587
Expenses
Investment advisory fees 65,956
Retirement plan custodial fees 19,116
Filing and registration fees 10,726
Legal fees 6,245
Trustee fees 6,124
Audit fees 5,485
Chief Compliance Officer expenses 3,636
Custodian fees 608
ReFlow fees 511
Other operating expenses 2,486
Total gross expenses 120,893
Less custodian fee credits (608)
Net expenses 120,285
Net investment income $233,302
Net realized gain from investments and foreign
currency $301,833
A
Net decrease in unrealized appreciation on
investments and foreign currency (319,903)
Net loss on investments (18,070)
Net increase in net assets resulting from operations $215,232
A
Includes $157,593 in net realized gains from redemptions in-kind

Saturna Core Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2025
Semi-Annual
Statements of Changes in Net Assets
Period ended May 31, 2025
Year ended November 30,
2024
Increase in net assets from operations
From operations
Net investment income $233,302 $479,181
Net realized gain on investments and foreign currency 301,833 1,068,421
Net increase (decrease) in unrealized appreciation on investments and foreign currency (319,903) 2,278,060
Net increase in net assets 215,232 3,825,662
Distributions to shareowners from
Net dividend and distribution to shareholders (707,388) (351,859)
Capital share transactions
Proceeds from the sale of shares 1,941,354 6,679,609
Value of shares issued in reinvestment of dividends and distributions 707,220 351,248
Cost of shares redeemed (1,384,502) (4,905,264)
Total capital shares transactions 1,264,072 2,125,593
Total increase in net assets 771,916 5,599,396
Net assets
Beginning of period 26,794,132 21,194,736
End of period $27,566,048 $26,794,132
Shares of the Fund sold and redeemed
Saturna Core (SCORX)
Number of shares sold 115,860 410,667
Number of shares issued in reinvestment of dividends and distributions 42,707 22,749
Number of shares redeemed (82,027) (295,026)
Net increase in number of shares outstanding 76,540 138,390
– –

Saturna Core Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
21
tin
Saturna Core (SCORX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2025
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A A
Net asset value at beginning of period $17.50 $15.22 $14.87 $16.20 $14.81 $14.31
Income from investment operations
Net investment income 0.15 0.32 0.26 0.21 0.24 0.19
Net gains (losses) on securities (both realized and
unrealized) (0.05) 2.21 0.30 (1.03) 1.36 1.13
Total from investment operations 0.10 2.53 0.56 (0.82) 1.60 1.32
Less distributions
Dividends (from net investment income) (0.31) (0.25) (0.19) (0.25) (0.21) (0.20)
Distributions (from capital gains) (0.15) – (0.02) (0.26) – (0.62)
Total distributions (0.46) (0.25) (0.21) (0.51) (0.21) (0.82)
Net asset value at end of period $17.14 $17.50 $15.22 $14.87 $16.20 $14.81
Total Return
A
0.67% 16.84% 3.88% (5.32)% 10.95% 9.72%
Ratios / supplemental data
Net assets ($000), end of period $27,566 $26,794 $21,195 $19,282 $18,932 $18,962
Ratio of expenses to average net assets
Before custodian fee credits
B
0.92% 0.74% 0.86% 0.90% 0.57% 0.88%
After  custodian fee credits
B
0.91% 0.74% 0.85% 0.90% 0.56% 0.88%
Ratio of net investment income after custodian fee credits  to average net assets
B
1.77% 1.93% 1.72% 1.44% 1.52% 1.40%
Portfolio turnover rate
A
8% 17% 13% 10% 14% 19%
A
Not annualized for period of less than one year
B
Annualized for periods of less than one year

Schedule of Investments
As of May 31, 2025
Saturna Global High Income Fund
The accompanying notes are an integral part of these financial statements.
22
May 31, 2025
Semi-Annual
Continued on next page.
Common Stock - 45.4% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Wireless Telecommunications
Orange ADR 20,000 $ 270,393 $ 299,600 France 2.7%
SK Telecom ADR 11,000 265,273 225,940 South Korea 2.0%
Telenor ASA 20,000 265,603 306,788 Norway 2.7%
Verizon Communications 6,000 294,820 263,760 United States 2.4%
1,096,089 1,096,088 9.8%
Consumer Discretionary
Automobiles
Volkswagen AG 1,500 274,363 162,384 Germany 1.5%
Energy
Exploration & Production
Woodside Energy Group ADR 8,500 174,552 121,805 Australia 1.1%
Integrated Oils
Shell ADR 3,800 241,426 251,636 Netherlands 2.3%
415,978 373,441 3.4%
Financials
Banks
ANZ Group Holdings ADR 15,000 244,950 282,300 Australia 2.6%
Skandinaviska Enskilda Banken, Cl A 25,000 233,632 416,349 Sweden 3.8%
478,582 698,649 6.4%
Institutional Brokerage
Virtu Financial 7,500 119,775 301,425 United States 2.7%
598,357 1,000,074 9.1%
Health Care
Large Pharma
GlaxoSmithKline ADR 6,500 267,211 266,695 United Kingdom 2.4%
Novartis ADR 2,500 134,038 289,400 Switzerland 2.6%
401,249 556,095 5.0%
Materials
Base Metals
Norsk Hydro ASA 35,000 314,618 191,689 Norway 1.7%
South32 ADR 19,000 134,773 185,820 Australia 1.7%
Southern Copper 5,198 335,962 472,550 Peru 4.3%
785,353 850,059 7.7%
Iron
BHP Biliton ADR 5,500 186,488 269,445 Australia 2.4%
971,841 1,119,504 10.1%
Technology
Communications Equipment
Cisco Systems 5,000 179,892 315,200 United States 2.8%
Consumer Electronics
Nintendo 5,000 223,480 406,801 Japan 3.7%
403,372 722,001 6.5%
Total Common Stock
$4,161,249
$5,029,587 45.4%
Corporate Bonds - 22.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Comcast 4.650% due 07/15/2042 250,000 216,496 United States 1.9%

Schedule of Investments
As of May 31, 2025
Saturna Global High Income Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
23
Continued on next page.
Corporate Bonds - 22.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications (continued)
Netflix 4.375% due 11/15/2026 $ 250,000 $ 250,437 United States 2.3%
466,933 4.2%
Consumer Discretionary
Ford Motor 6.375% due 02/01/2029 220,000 218,471 United States 2.0%
MDC Holdings 3.850% due 01/15/2030 200,000 189,464 United States 1.7%
YUM! Brands 3.625% due 03/15/2031 295,000 268,134 United States 2.4%
676,069 6.1%
Consumer Staples
Grupo Bimbo 4.875% due 06/27/2044 200,000 168,758 Mexico 1.5%
Energy
Petrobras International Finance 6.875% due 01/20/2040 50,000 49,125 Brazil 0.5%
Petrobras International Finance 6.750% due 01/27/2041 80,000 77,318 Brazil 0.7%
126,443 1.2%
Financials
Lincoln National(3 month LIBOR plus 2.04%)
2
6.572% due 04/20/2067 250,000 204,999 United States 1.9%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 200,000 187,708 United States 1.7%
CSX Corp 4.650% due 03/01/2068 250,000 198,716 United States 1.8%
Delta Air Lines 3.750% due 10/28/2029 250,000 234,887 United States 2.1%
Norfolk Southern 5.100% due 08/01/2118 275,000 225,762 United States 2.0%
847,073 7.6%
Total Corporate Bonds (Cost $2,844,760) $2,490,275 22.5%
Government Bonds - 8.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Federal Home Loan Bank 4.500% due 12/04/2029 100,000 99,808 United States 0.9%
Government
Colombia Republic 8.375% due 02/15/2027 125,000 130,648 Colombia 1.2%
Republic of Argentina 1.000% due 07/09/2029 9,276 7,640 Argentina 0.1%
Republic of Argentina 1.500% due 07/09/2046 242,500 158,474 Argentina 1.4%
United States Treasury Bond 6.250% due 05/15/2030 200,000 220,109 United States 2.0%
United States Treasury Bond 3.375% due 11/15/2048 250,000 192,832 United States 1.7%
709,703 6.4%
US Government Agency
Fannie Mae 5.000% due 01/23/2029 100,000 99,898 United States 0.9%
Total Government Bonds (Cost $974,010) $909,409 8.2%
Municipals Bonds - 4.8% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Government
Connecticut State Housing Fin Auth Mtge 5.798% due 11/15/2045 250,000 245,708 United States 2.2%
Municipal Bonds
Colony TX NFM Sales Tax Revenue 7.625% due 10/01/2042 50,000 48,691 United States 0.4%
Maryland Community Development
Administration 6.362% due 09/01/2053 145,000 145,658 United States 1.3%

Schedule of Investments
As of May 31, 2025
Saturna Global High Income Fund
The accompanying notes are an integral part of these financial statements.
24
May 31, 2025
Semi-Annual
Municipals Bonds - 4.8% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Municipal Bonds (continued)
Virginia State Housing Development
Authority 5.950% due 10/01/2066 $ 100,000 $ 97,772 United States 0.9%
292,121 2.6%
Total Municipals Bonds (Cost $548,955) $537,829 4.8%
Total investments (Cost $8,528,974) $8,967,100 80.9%
Other assets (net of liabilities) 2,120,247 19.1%
Total net assets $11,087,347 100.0%
1
Denotes a country or region of primary exposure
2
Variable rate security. The interest rate represents the rate in effect at May 31, 2025 and resets periodically based on the parenthetically disclosed reference rate and spread.
ADR: American Depositary Receipt
LIBOR: London Interbank Offered Rates

Saturna Global High Income Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
25
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2025
Assets
Investments in securities, at value
(Cost $8,528,974) $ 8,967,100
Cash 2,019,745
Interest receivable 58,243
Dividends receivable 39,862
Prepaid expenses 11,106
Receivable for Fund shares sold 1,888
Total assets 11,097,944
Liabilities
Accrued audit expenses 5,371
Accrued retirement plan custody fee 2,669
Accrued advisory fees 1,347
Accrued Chief Compliance Officer expenses 335
Accrued trustee expenses 102
Accrued legal expenses 17
Accrued other operating expenses 182
Accrued printing fees 574
Total liabilities 10,597
Net assets $11,087,347
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $10,427,042
Total distributable earnings 660,305
Net assets applicable to Fund shares outstanding $11,087,347
Fund shares outstanding 998,604
Net asset value, offering, and redemption price per
share $11.10
Period ended May 31, 2025
Investment income
Interest income $ 137,696
Dividend Income (Net of foreign tax of $16,155) 122,558
Total investment income 260,254
Expenses
Investment advisory fees 25,269
Filing and registration fees 11,447
Audit fees 4,988
Retirement plan custodial fees 4,242
Trustee fees 2,162
Legal fees 2,094
Chief Compliance Officer expenses 1,368
Custodian fees 359
Other operating expenses 1,111
Total gross expenses 53,040
Less adviser fees waived (14,777)
Less custodian fee credits (359)
Net expenses 37,904
Net investment income $222,350
Net realized gain from investments and foreign
currency $14,657
Net Increase in unrealized appreciation on investments
and foreign currency 180,934
Net gain on investments 195,591
Net increase in net assets resulting from operations $417,941

Saturna Global High Income Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2025
Semi-Annual
Statements of Changes in Net Assets
Period ended May 31, 2025
Year ended November 30,
2024
Increase in net assets from operations
From operations
Net investment income $222,350 $362,225
Net realized gain (loss) on investments and foreign currency 14,657 (83,829)
Net increase in unrealized appreciation on investments and foreign currency 180,934 842,395
Net increase in net assets 417,941 1,120,791
Distributions to shareowners from
Net dividend and distribution to shareholders (278,842) (401,403)
Capital share transactions
Proceeds from the sale of shares 1,416,614 626,869
Value of shares issued in reinvestment of dividends and distributions 271,864 392,421
Cost of shares redeemed (283,762) (1,633,902)
Total capital shares transactions 1,404,716 (614,612)
Total increase in net assets 1,543,815 104,776
Net assets
Beginning of period 9,543,532 9,438,756
End of period $11,087,347 $9,543,532
Shares of the Fund sold and redeemed
Saturna Global High Income Fund (SGHIX)
Number of shares sold 130,880 59,340
Number of shares issued in reinvestment of dividends and distributions 26,549 38,472
Number of shares redeemed (26,503) (155,609)
Net increase (decrease) in number of shares outstanding 130,926 (57,797)
– –

Saturna Global High Income Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
27
tin
Saturna Global High Income Fund (SGHIX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2025
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A A
Net asset value at beginning of period $11.00 $10.20 $10.12 $10.77 $10.15 $11.42
Income from investment operations
Net investment income 0.22 0.40 0.45 0.40 0.33 0.31
Net gains (losses) on securities (both realized and
unrealized) 0.20 0.83 (0.03) (0.83) 0.65 (0.66)
Total from investment operations 0.42 1.23 0.42 (0.43) 0.98 (0.35)
Less distributions
Dividends (from net investment income) (0.32) (0.43) (0.34) (0.22) (0.36) (0.40)
Distributions (from capital gains) – – – – – (0.52)
Total distributions (0.32) (0.43) (0.34) (0.22) (0.36) (0.92)
Net asset value at end of period $11.10 $11.00 $10.20 $10.12 $10.77 $10.15
Total Return
A
4.08% 12.42% 4.31% (4.16)% 9.87% (3.51)%
Ratios / supplemental data
Net assets ($000), end of period $11,087 $9,544 $9,439 $9,054 $9,150 $8,615
Ratio of expenses to average net assets
Before custodian fee credits
B
1.05% 0.92% 0.96% 0.98% 0.78% 0.70%
After advisory fees waiver
B
0.76% 0.76% 0.75% 0.75% 0.70% 0.56%
After  custodian fee credits
B
0.75% 0.75% 0.74% 0.74% 0.69% 0.55%
Ratio of net investment income after custodian fee credits  to average net assets
B
4.40% 3.79% 4.45% 3.87% 3.11% 3.12%
Portfolio turnover rate
A
0%
C
0% 8% 20% 27% 27%
A
Not annualized for period of less than one year
B
Annualized for periods of less than one year
C
Amount is less than 0.5%

Schedule of Investments
As of May 31, 2025
Saturna Growth Fund
The accompanying notes are an integral part of these financial statements.
28
May 31, 2025
Semi-Annual
Continued on next page.
Common Stock - 95 .8 % Number of Shares Cost Market Value
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 31,680 $ 898,428 $ 5,440,723 7.3%
Meta Platforms Inc, Class A 3,200 1,630,349 2,071,968 2.8%
2,528,777 7,512,691 10.1%
Consumer Discretionary
Automotive Retailers
O'Reilly Automotive
1
1,300 1,094,232 1,777,750 2.4%
Home Products Stores
Lowe's 5,600 198,282 1,264,088 1.7%
Online Marketplace
Amazon.com
1
26,980 162,991 5,531,170 7.4%
Specialty Apparel Stores
TJX Companies 19,000 824,767 2,411,100 3.2%
2,280,272 10,984,108 14.7%
Consumer Staples
Mass Merchants
Costco Wholesale 3,509 410,438 3,649,992 4.9%
Non-Alcoholic Beverages
Monster Beverage 32,200 1,489,661 2,059,190 2.8%
1,900,099 5,709,182 7.7%
Financials
Other Financial Services
Mastercard, Class A 4,146 377,888 2,427,897 3.2%
Health Care
Medical Devices
Boston Scientific
1
22,000 981,995 2,315,720 3.1%
Stryker 4,000 760,543 1,530,560 2.1%
1,742,538 3,846,280 5.2%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 22,500 1,043,161 2,280,825 3.1%
Industrial Wholesale & Rental
Ferguson Enterprises 6,250 1,141,985 1,139,625 1.5%
Infrastructure Construction
Quanta Services 5,000 1,347,130 1,712,800 2.3%
3,532,276 5,133,250 6.9%
Materials
Agricultural Chemicals
Corteva 8,210 372,422 581,268 0.8%
Cement & Aggregates
CRH PLC 7,000 679,195 638,120 0.8%
1,051,617 1,219,388 1.6%
Technology
Application Software
Adobe
1
4,450 23,404 1,847,151 2.5%
Tyler Technologies Inc.
1
1,200 779,878 692,388 0.9%
803,282 2,539,539 3.4%

Schedule of Investments
As of May 31, 2025
Saturna Growth Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
29
Common Stock - 95.8% Number of Shares Cost Market Value
Percentage of
Net Assets
Technology (continued)
Communications Equipment
Apple 24,920 $ 7,344 $ 5,005,182 6.7%
Motorola Solutions 6,000 1,346,591 2,492,280 3.4%
1,353,935 7,497,462 10.1%
Infrastructure Software
Microsoft 18,170 838,685 8,364,741 11.2%
Oracle 17,500 901,024 2,896,775 3.9%
ServiceNow
1
1,900 1,225,009 1,921,071 2.6%
2,964,718 13,182,587 17.7%
Semiconductor Devices
Advanced Micro Devices
1
6,000 461,347 664,380 0.9%
Broadcom 12,750 1,200,407 3,086,392 4.2%
Monolithic Power Systems 1,100 521,986 728,090 1.0%
Nvidia 35,000 493,219 4,729,550 6.3%
Qualcomm 7,900 1,066,689 1,147,080 1.5%
Texas Instruments 5,100 648,430 932,535 1.3%
4,392,078 11,288,027 15.2%
9,514,013 34,507,615 46.4%
Total investments $22,927,480 $ 71,340,411 95.8%
Other assets (net of liabilities) 3,137,804 4.2%
Total net assets $ 74,478,215 100.0%
1
Non-income producing
PCL: Public Company Limited

Saturna Growth Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2025
Semi-Annual
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2025
Assets
Investments in securities, at value
(Cost $22,927,480) $ 71,340,411
Cash 3,137,889
Dividends receivable 28,746
Prepaid expenses 25,375
Interest receivable 9,864
Receivable for Fund shares sold 6,401
Total assets 74,548,686
Liabilities
Accrued advisory fees 30,857
Accrued audit expenses 12,204
Payable for Fund shares redeemed 10,284
Accrued retirement plan custody fee 6,854
Accrued Chief Compliance Officer expenses 1,748
Accrued 12b-1 distribution fees 856
Accrued trustee expenses 609
Accrued legal expenses 9
Accrued other operating expenses 1,000
Accrued printing fees 6,050
Total liabilities 70,471
Net assets $74,478,215
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $22,048,313
Total distributable earnings 52,429,902
Net assets applicable to Fund shares outstanding $74,478,215
Net asset value per Investor Shares SSGFX
Net assets, at value $4,075,918
Shares outstanding 73,481
Net asset value, offering and redemption price per
share $55.47
Net asset value per Z Shares SGZFX
Net assets, at value $70,402,297
Shares outstanding 1,264,106
Net asset value, offering and redemption price per
share $55.69
Period ended May 31, 2025
Investment income
Dividend Income $ 225,577
Interest income 51,703
Miscellaneous income 52
Total investment income 277,332
Expenses
Investment advisory fees 182,594
Filing and registration fees 19,028
Trustee fees 17,078
Legal fees 16,354
Audit fees 15,248
Retirement plan custodial fees 10,265
1,025
Investor Shares –
1,050
Z Shares 10,265
Chief Compliance Officer expenses 10,171
12b-1 distribution fees 5,166
ReFlow fees 3,009
Custodian fees 1,448
Other operating expenses 7,514
Total gross expenses 287,875
Less custodian fee credits (1,448)
Net expenses 286,427
Net investment loss $(9,095)
Net realized gain from investments $1,395,541
A
Net decrease in unrealized appreciation on
investments (1,507,032)
Net loss on investments (111,491)
Net decrease in net assets resulting from
operations $(120,586)
A
Includes $1,158,274 in net realized gains from redemptions in-kind

Saturna Growth Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
31
Statements of Changes in Net Assets
Period ended May 31, 2025
Year ended November 30,
2024
Increase (Decrease) in net assets from operations
From operations
Net investment income (loss) $(9,095) $20,824
Net realized gain on investments 1,395,541 4,521,347
Net increase (decrease) in unrealized appreciation on investments (1,507,032) 13,547,532
Net increase (decrease) in net assets (120,586) 18,089,703
Distributions to shareowners from
1,025
Net dividend and distribution to shareholders - Investor Shares (93,216) –
1,050
Net dividend and distribution to shareholders - Z Shares (1,533,929) (32,415)
Total distributions (1,627,145) (32,415)
Capital share transactions
Proceeds from the sale of shares
1,025
Investor Shares 73,550 327,619
1,050
Z Shares 4,446,019 7,200,447
Value of shares issued in reinvestment of dividends and distributions
1,025
Investor Shares 91,643 –
1,050
Z Shares 1,490,186 31,513
Cost of shares redeemed
1,025
Investor Shares (355,065) (2,102,716)
1,050
Z Shares (5,217,713) (9,418,833)
Total capital shares transactions 528,620 (3,961,970)
Total increase (decrease) in net assets (1,219,111) 14,095,318
Net assets
Beginning of period 75,697,326 61,602,008
End of period $74,478,215 $75,697,326
Shares of the Fund sold and redeemed
Investor Shares (SSGFX)
Number of shares sold 1,335 6,533
Number of shares issued in reinvestment of dividends and distributions 1,652 –
Number of shares redeemed (6,551) (45,655)
Net decrease in number of shares outstanding (3,564) (39,122)
Z Shares (SGZFX)
Number of shares sold 81,555 144,526
Number of shares issued in reinvestment of dividends and distributions 26,773 695
Number of shares redeemed (96,775) (188,002)
Net increase (decrease) in number of shares outstanding 11,553 (42,781)
– –

Saturna Growth Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
32
May 31, 2025
Semi-Annual
tin
Investor Shares (SSGFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2025
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A A
Net asset value at beginning of period $56.78 $43.60 $38.72 $51.39 $41.86 $33.25
Income from investment operations
Net investment income
A
(0.06) (0.10) (0.09) (0.13) 0.09 (0.03)
Net gains (losses) on securities (both realized and
unrealized) (0.03) 13.28 5.89 (8.24) 9.70 9.58
Total from investment operations (0.09) 13.18 5.80 (8.37) 9.79 9.55
Less distributions
Dividends (from net investment income) – – – (0.05) (0.03) (0.01)
Distributions (from capital gains) (1.22) – (0.92) (4.25) (0.23) (0.93)
Total distributions (1.22) – (0.92) (4.30) (0.26) (0.94)
Net asset value at end of period $55.47 $56.78 $43.60 $38.72 $51.39 $41.86
Total Return
B
(0.17)% 30.23% 15.47% (17.88)% 23.48% 29.49%
Ratios / supplemental data
Net assets ($000), end of period $4,076 $4,374 $5,065 $4,921 $6,411 $5,197
Ratio of expenses to average net assets
Before custodian fee credits
C
1.00% 0.96% 1.04% 1.21% 0.74% 1.05%
After  custodian fee credits
C
0.99% 0.96% 1.04% 1.20% 0.74% 1.05%
Ratio of net investment income after custodian fee credits  to average net assets
C
(0.23)% (0.19)% (0.22)% (0.32)% 0.20% (0.08)%
Portfolio turnover rate
B
2% 6% 10% 23% 18% 17%
Z Shares (SGZFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2025
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A A
Net asset value at beginning of period $56.94 $43.65 $38.66 $51.30 $41.78 $33.16
Income from investment operations
Net investment income
A
0.00
D
0.02 0.01 (0.03) 0.20 0.05
Net gains (losses) on securities (both realized and
unrealized) (0.03) 13.30 5.90 (8.22) 9.66 9.56
Total from investment operations (0.03) 13.32 5.91 (8.25) 9.86 9.61
Less distributions
Dividends (from net investment income) – (0.03) – (0.14) (0.11) (0.06)
Distributions (from capital gains) (1.22) – (0.92) (4.25) (0.23) (0.93)
Total distributions (1.22) (0.03) (0.92) (4.39) (0.34) (0.99)
Net asset value at end of period $55.69 $56.94 $43.65 $38.66 $51.30 $41.78
Total Return
B
(0.06)% 30.52% 15.79% (17.69)% 23.76% 29.79%
Ratios / supplemental data
Net assets ($000), end of period $70,402 $71,323 $56,537 $49,958 $62,277 $53,776
Ratio of expenses to average net assets
Before custodian fee credits
C
0.78% 0.72% 0.80% 0.97% 0.51% 0.82%
After  custodian fee credits
C
0.77% 0.72% 0.80% 0.97% 0.50% 0.82%
Ratio of net investment income after custodian fee credits  to average net assets
C
(0.01)% 0.04% 0.02% (0.08)% 0.43% 0.14%
Portfolio turnover rate
B
2% 6% 10% 23% 18% 17%
A
Calculated using average shares outstanding

The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
33
Saturna Growth Fund:
Financial Highlights
tin
Investor Shares (SSGFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2025
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A A
Net asset value at beginning of period $56.78 $43.60 $38.72 $51.39 $41.86 $33.25
Income from investment operations
Net investment income
A
(0.06) (0.10) (0.09) (0.13) 0.09 (0.03)
Net gains (losses) on securities (both realized and
unrealized) (0.03) 13.28 5.89 (8.24) 9.70 9.58
Total from investment operations (0.09) 13.18 5.80 (8.37) 9.79 9.55
Less distributions
Dividends (from net investment income) – – – (0.05) (0.03) (0.01)
Distributions (from capital gains) (1.22) – (0.92) (4.25) (0.23) (0.93)
Total distributions (1.22) – (0.92) (4.30) (0.26) (0.94)
Net asset value at end of period $55.47 $56.78 $43.60 $38.72 $51.39 $41.86
Total Return
B
(0.17)% 30.23% 15.47% (17.88)% 23.48% 29.49%
Ratios / supplemental data
Net assets ($000), end of period $4,076 $4,374 $5,065 $4,921 $6,411 $5,197
Ratio of expenses to average net assets
Before custodian fee credits
C
1.00% 0.96% 1.04% 1.21% 0.74% 1.05%
After  custodian fee credits
C
0.99% 0.96% 1.04% 1.20% 0.74% 1.05%
Ratio of net investment income after custodian fee credits  to average net assets
C
(0.23)% (0.19)% (0.22)% (0.32)% 0.20% (0.08)%
Portfolio turnover rate
B
2% 6% 10% 23% 18% 17%
Z Shares (SGZFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2025
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A A
Net asset value at beginning of period $56.94 $43.65 $38.66 $51.30 $41.78 $33.16
Income from investment operations
Net investment income
A
0.00
D
0.02 0.01 (0.03) 0.20 0.05
Net gains (losses) on securities (both realized and
unrealized) (0.03) 13.30 5.90 (8.22) 9.66 9.56
Total from investment operations (0.03) 13.32 5.91 (8.25) 9.86 9.61
Less distributions
Dividends (from net investment income) – (0.03) – (0.14) (0.11) (0.06)
Distributions (from capital gains) (1.22) – (0.92) (4.25) (0.23) (0.93)
Total distributions (1.22) (0.03) (0.92) (4.39) (0.34) (0.99)
Net asset value at end of period $55.69 $56.94 $43.65 $38.66 $51.30 $41.78
Total Return
B
(0.06)% 30.52% 15.79% (17.69)% 23.76% 29.79%
Ratios / supplemental data
Net assets ($000), end of period $70,402 $71,323 $56,537 $49,958 $62,277 $53,776
Ratio of expenses to average net assets
Before custodian fee credits
C
0.78% 0.72% 0.80% 0.97% 0.51% 0.82%
After  custodian fee credits
C
0.77% 0.72% 0.80% 0.97% 0.50% 0.82%
Ratio of net investment income after custodian fee credits  to average net assets
C
(0.01)% 0.04% 0.02% (0.08)% 0.43% 0.14%
Portfolio turnover rate
B
2% 6% 10% 23% 18% 17%
A
Calculated using average shares outstanding
B
Not annualized for period of less than one year
C
Annualized for periods of less than one year
D
Amount is less than $0.01

Schedule of Investments
As of May 31, 2025
Saturna International Fund
The accompanying notes are an integral part of these financial statements.
34
May 31, 2025
Semi-Annual
Continued on next page.
Common Stock - 99 .8 % Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International 510 $ 447,956 $ 1,406,090 France 2.0%
Online Marketplace
MercadoLibre 2,480 205,677 6,356,959 Argentina 8.8%
653,633 7,763,049 10.8%
Consumer Staples
Packaged Food
Danone 15,000 948,276 1,282,238 France 1.8%
Health Care
Health Care Supplies
Alcon 9,955 592,049 855,533 Switzerland 1.2%
Large Pharma
AstraZeneca ADR 11,500 742,970 837,545 United Kingdom 1.1%
Novo Nordisk ADR 49,975 306,246 3,573,212 Denmark 5.0%
Sandoz Group AG 22,000 909,243 1,121,198 Switzerland 1.6%
1,958,459 5,531,955 7.7%
Medical Equipment
Siemens Healthineers AG 38,250 2,175,905 2,024,124 Germany 2.8%
4,726,413 8,411,612 11.7%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy AB - B 51,400 1,222,737 1,628,409 Sweden 2.3%
Johnson Controls International 26,450 1,740,360 2,681,236 United States 3.7%
2,963,097 4,309,645 6.0%
Electrical Power Equipment
Eaton 5,590 1,022,982 1,789,918 Ireland 2.5%
Fuji Electric Co. Ltd. 34,400 1,856,015 1,515,300 Japan 2.1%
Schneider Electric SE 8,615 1,651,092 2,173,291 France 3.0%
4,530,089 5,478,509 7.6%
Fabricated Metal & Hardware
Prysmian S.P.A 19,100 1,250,007 1,228,148 Italy 1.7%
Industrial Automation Controls
ABB Ltd 26,000 1,339,714 1,475,440 Switzerland 2.0%
Industrial Wholesale & Rental
Ferguson Enterprises 14,560 2,584,771 2,654,870 United States 3.7%
Professional Services
Wolters Kluwer 20,124 394,595 3,567,968 Netherlands 5.0%
13,062,273 18,714,580 26.0%
Materials
Basic & Diversified Chemicals
Linde 3,875 971,054 1,811,872 United Kingdom 2.5%
Cement & Aggregates
CRH PLC 6,900 680,901 629,004 United States 0.9%
Iron
Rio Tinto ADR 25,825 1,394,447 1,534,780 United Kingdom 2.1%
3,046,402 3,975,656 5.5%

Schedule of Investments
As of May 31, 2025
Saturna International Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
35
Common Stock - 99.8% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Technology
Application Software
Dassault Systemes ADR 92,115 $ 1,145,376 $ 3,440,495 France 4.8%
NICE Systems ADR 18,120 1,084,368 3,006,652 Israel 4.2%
SAP ADR 11,755 1,724,427 3,560,119 Germany 4.9%
3,954,171 10,007,266 13.9%
Communications Equipment
Fujikura Ltd 42,400 1,780,980 1,962,642 Japan 2.7%
Consumer Electronics
Nintendo 9,250 394,057 752,583 Japan 1.1%
Infrastructure Software
Fortinet Inc.
2
15,320 1,564,048 1,559,270 United States 2.2%
IT Services
Accenture, Class A 1,635 302,164 518,001 Ireland 0.7%
Experian 33,000 1,053,313 1,645,032 Ireland 2.3%
1,355,477 2,163,033 3.0%
Semiconductor Devices
Broadcom 20,950 3,333,434 5,071,367 United States 7.1%
Semiconductor Manufacturing
ASML Holding NY 5,245 182,924 3,864,359 Netherlands 5.4%
Taiwan Semiconductor ADR 23,320 2,419,020 4,508,222 Taiwan 6.3%
2,601,944 8,372,581 11.7%
14,984,111 29,888,742 41.7%
Utilities
Power Generation
Iberdrola 91,631 941,875 1,679,285 Spain 2.3%
Total investments $38,362,983 $ 71,715,162 99.8%
Other assets (net of liabilities) 122,085 0.2%
Total net assets $ 71,837,247 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt
PCL: Public Company Limited

Saturna International Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2025
Semi-Annual
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2025
Assets
Investments in securities, at value
(Cost $38,362,983) $ 71,715,162
Dividends receivable 204,630
Cash 33,328
Prepaid expenses 26,069
Interest receivable 2,442
Receivable for Fund shares sold 2,363
Total assets 71,983,994
Liabilities
Payable for Fund shares redeemed 94,070
Accrued advisory fees 29,867
Accrued 12b-1 distribution fees 8,569
Accrued retirement plan custody fee 5,180
Accrued audit expenses 2,587
Accrued Chief Compliance Officer expenses 1,790
Accrued trustee expenses 733
Accrued legal expenses 13
Accrued other operating expenses 3,938
Total liabilities 146,747
Net assets $71,837,247
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $32,129,766
Total distributable earnings 39,707,481
Net assets applicable to Fund shares outstanding $71,837,247
Net asset value per Investor Shares SSIFX
Net assets, at value $41,123,822
Shares outstanding 1,716,819
Net asset value, offering and redemption price per
share $23.95
Net asset value per Z Shares SIFZX
Net assets, at value $30,713,425
Shares outstanding 1,275,319
Net asset value, offering and redemption price per
share $24.08
Period ended May 31, 2025
Investment income
Dividend Income (Net of foreign tax of $71,260) $ 555,131
Interest income 18,940
Total investment income 574,071
Expenses
Investment advisory fees 173,035
12b-1 distribution fees 50,263
Filing and registration fees 19,260
Trustee fees 17,810
Legal fees 17,001
Audit fees 16,717
Chief Compliance Officer expenses 10,607
Retirement plan custodial fees 7,727
1,125
Investor Shares 15
1,150
Z Shares 7,712
ReFlow fees 4,365
Custodian fees 3,777
Other operating expenses 8,311
Total gross expenses 328,873
Less custodian fee credits (3,777)
Net expenses 325,096
Net investment income $248,975
Net realized gain from investments and foreign
currency $3,549,503
A
Net decrease in unrealized appreciation on
investments and foreign currency (48,660)
Net gain on investments 3,500,843
Net increase in net assets resulting from operations $3,749,818
A
Includes $1,435,836 in net realized gains from redemptions in-kind

Saturna International Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
37
Statements of Changes in Net Assets
Period ended May 31, 2025
Year ended November 30,
2024
Increase (Decrease) in net assets from operations
From operations
Net investment income $248,975 $361,113
Net realized gain on investments and foreign currency 3,549,503 3,213,628
Net increase (decrease) in unrealized appreciation on investments and foreign currency (48,660) 2,865,854
Net increase in net assets 3,749,818 6,440,595
Distributions to shareowners from
1,125
Net dividend and distribution to shareholders - Investor Shares (218,334) (132,998)
1,150
Net dividend and distribution to shareholders - Z Shares (177,256) (155,645)
Total distributions (395,590) (288,643)
Capital share transactions
Proceeds from the sale of shares
1,125
Investor Shares 1,218,210 8,686,947
1,150
Z Shares 4,006,753 8,404,438
Value of shares issued in reinvestment of dividends and distributions
1,125
Investor Shares 213,052 130,108
1,150
Z Shares 169,692 148,724
Cost of shares redeemed
1,125
Investor Shares (4,577,046) (7,139,784)
1,150
Z Shares (4,768,042) (8,460,512)
Total capital shares transactions (3,737,381) 1,769,921
Total increase (decrease) in net assets (383,153) 7,921,873
Net assets
Beginning of period 72,220,400 64,298,527
End of period $71,837,247 $72,220,400
Shares of the Fund sold and redeemed
Investor Shares (SSIFX)
Number of shares sold 54,845 380,727
Number of shares issued in reinvestment of dividends and distributions 9,584 5,990
Number of shares redeemed (202,546) (311,169)
Net increase (decrease) in number of shares outstanding (138,117) 75,548
Z Shares (SIFZX)
Number of shares sold 176,224 363,964
Number of shares issued in reinvestment of dividends and distributions 7,599 6,825
Number of shares redeemed (208,884) (365,110)
Net increase (decrease) in number of shares outstanding (25,061) 5,679
– –

Saturna International Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
38
May 31, 2025
Semi-Annual
tin
Investor Shares (SSIFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2025
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A A
Net asset value at beginning of period $22.84 $20.87 $18.11 $23.49 $19.62 $18.50
Income from investment operations
Net investment income
A
0.07 0.09 0.08 0.09 0.10 0.12
Net gains (losses) on securities (both realized and
unrealized) 1.16 1.96 2.68 (3.58) 3.85 1.66
Total from investment operations 1.23 2.05 2.76 (3.49) 3.95 1.78
Less distributions
Dividends (from net investment income) – (0.08) – (0.13) (0.08) (0.11)
Distributions (from capital gains) (0.12) – – (1.76) – (0.55)
Total distributions (0.12) (0.08) – (1.89) (0.08) (0.66)
Net asset value at end of period $23.95 $22.84 $20.87 $18.11 $23.49 $19.62
Total Return
B
5.42% 9.82% 15.24% (16.31)% 20.16% 9.86%
Ratios / supplemental data
Net assets ($000), end of period $41,124 $42,366 $37,141 $33,029 $46,560 $51,141
Ratio of expenses to average net assets
Before custodian fee credits
C
1.03% 0.96% 1.06% 1.28% 0.93% 0.83%
After  custodian fee credits
C
1.02% 0.95% 1.05% 1.27% 0.92% 0.82%
Ratio of net investment income after custodian fee credits  to average net assets
C
0.63% 0.40% 0.43% 0.48% 0.46% 0.70%
Portfolio turnover rate
B
7% 19% 16% 33% 22% 16%
Z Shares (SIFZX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2025
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A A
Net asset value at beginning of period $22.96 $20.98 $18.15 $23.55 $19.67 $18.55
Income from investment operations
Net investment income
A
0.09 0.14 0.13 0.13 0.15 0.15
Net gains (losses) on securities (both realized and
unrealized) 1.17 1.96 2.70 (3.59) 3.85 1.67
Total from investment operations 1.26 2.10 2.83 (3.46) 4.00 1.82
Less distributions
Dividends (from net investment income) (0.02) (0.12) – (0.18) (0.12) (0.15)
Distributions (from capital gains) (0.12) – – (1.76) – (0.55)
Total distributions (0.14) (0.12) – (1.94) (0.12) (0.70)
Net asset value at end of period $24.08 $22.96 $20.98 $18.15 $23.55 $19.67
Total Return
B
5.53% 10.04% 15.59% (16.17)% 20.42% 10.09%
Ratios / supplemental data
Net assets ($000), end of period $30,713 $29,855 $27,157 $23,812 $28,929 $26,921
Ratio of expenses to average net assets
Before custodian fee credits
C
0.84% 0.73% 0.83% 1.04% 0.72% 0.63%
After  custodian fee credits
C
0.83% 0.72% 0.82% 1.03% 0.71% 0.63%
Ratio of net investment income after custodian fee credits  to average net assets
C
0.84% 0.62% 0.66% 0.72% 0.68% 0.87%
Portfolio turnover rate
B
7% 19% 16% 33% 22% 16%
A
Calculated using average shares outstanding

The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
39
Saturna International Fund:
Financial Highlights
tin
Investor Shares (SSIFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2025
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A A
Net asset value at beginning of period $22.84 $20.87 $18.11 $23.49 $19.62 $18.50
Income from investment operations
Net investment income
A
0.07 0.09 0.08 0.09 0.10 0.12
Net gains (losses) on securities (both realized and
unrealized) 1.16 1.96 2.68 (3.58) 3.85 1.66
Total from investment operations 1.23 2.05 2.76 (3.49) 3.95 1.78
Less distributions
Dividends (from net investment income) – (0.08) – (0.13) (0.08) (0.11)
Distributions (from capital gains) (0.12) – – (1.76) – (0.55)
Total distributions (0.12) (0.08) – (1.89) (0.08) (0.66)
Net asset value at end of period $23.95 $22.84 $20.87 $18.11 $23.49 $19.62
Total Return
B
5.42% 9.82% 15.24% (16.31)% 20.16% 9.86%
Ratios / supplemental data
Net assets ($000), end of period $41,124 $42,366 $37,141 $33,029 $46,560 $51,141
Ratio of expenses to average net assets
Before custodian fee credits
C
1.03% 0.96% 1.06% 1.28% 0.93% 0.83%
After  custodian fee credits
C
1.02% 0.95% 1.05% 1.27% 0.92% 0.82%
Ratio of net investment income after custodian fee credits  to average net assets
C
0.63% 0.40% 0.43% 0.48% 0.46% 0.70%
Portfolio turnover rate
B
7% 19% 16% 33% 22% 16%
Z Shares (SIFZX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2025
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A A
Net asset value at beginning of period $22.96 $20.98 $18.15 $23.55 $19.67 $18.55
Income from investment operations
Net investment income
A
0.09 0.14 0.13 0.13 0.15 0.15
Net gains (losses) on securities (both realized and
unrealized) 1.17 1.96 2.70 (3.59) 3.85 1.67
Total from investment operations 1.26 2.10 2.83 (3.46) 4.00 1.82
Less distributions
Dividends (from net investment income) (0.02) (0.12) – (0.18) (0.12) (0.15)
Distributions (from capital gains) (0.12) – – (1.76) – (0.55)
Total distributions (0.14) (0.12) – (1.94) (0.12) (0.70)
Net asset value at end of period $24.08 $22.96 $20.98 $18.15 $23.55 $19.67
Total Return
B
5.53% 10.04% 15.59% (16.17)% 20.42% 10.09%
Ratios / supplemental data
Net assets ($000), end of period $30,713 $29,855 $27,157 $23,812 $28,929 $26,921
Ratio of expenses to average net assets
Before custodian fee credits
C
0.84% 0.73% 0.83% 1.04% 0.72% 0.63%
After  custodian fee credits
C
0.83% 0.72% 0.82% 1.03% 0.71% 0.63%
Ratio of net investment income after custodian fee credits  to average net assets
C
0.84% 0.62% 0.66% 0.72% 0.68% 0.87%
Portfolio turnover rate
B
7% 19% 16% 33% 22% 16%
A
Calculated using average shares outstanding
B
Not annualized for period of less than one year
C
Annualized for periods of less than one year

Notes To Financial Statements

May 31, 2025
Semi-Annual
Note 1 - Organization
Saturna Investment Trust (the “Trust”) was established under
Washington State Law as a business trust on February 20, 1987.
The Trust is registered as an open-end, diversified management company under the Investment Company Act of 1940, as amended.
The Trust currently offers shares of eight portfolio series: Saturna
Short-Term Bond Fund, Saturna Bond Income Fund, Saturna Core
Fund, Saturna Global High Income Fund, Saturna Growth Fund,
Saturna International Fund (each, a “Fund”, and collectively, the
“Funds”), Saturna Sustainable Equity Fund, and Saturna Sustainable
Bond Fund. Saturna Sustainable Equity Fund and Saturna
Sustainable Bond Fund are offered through separate prospectuses and have a separate shareholder report.
Saturna Growth Investor Shares (previously known as Idaho Limited
Maturity Tax-Exempt Fund until October 12, 1990, then Northwest
Growth Fund until September 28, 1995, when the investment
objective of only Northwest stocks was changed) commenced
operations as an equity fund on December 30, 1990. Saturna Growth
Fund Z Shares began operations June 2, 2017.
Saturna International Investor Shares began operations September
28, 1995 and Saturna International Fund Z Shares began operations on June 2, 2017. Saturna Short-Term Bond began operations
September 28, 1995. Saturna Bond Income Fund (previously known as Washington Tax-Exempt Fund until September 28, 1995, when the investment objective of only Washington State Municipal Bonds was changed) began operations on March 1, 1993. Saturna Core
Fund commenced operations March 30, 2007. Saturna Global High
Income Fund commenced operations March 30, 2012.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the
Financial Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946 “Financial Services - Investment Companies”.
Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund and has in all respects the same rights and obligations as each other class of the Fund, except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class. Each class of shares may be subject to different investment minimums and other conditions of eligibility as may be described in the prospectus for the particular class of shares, as from time to time in effect.
Income, realized and unrealized capital gains and losses, and expenses to be paid by a Fund and not allocated to a particular class as provided below, shall be allocated to each class on the basis of relative net assets. Expenses allocable to a specific class are expenses specifically incurred by or for such class including the following:
Distribution fees;
Retirement plan custodial fees; and
Any applicable service fees.
Net investment income dividends and capital gain distributions paid by the Fund on each class of its shares will be calculated in the same manner on the same day and at the same time.
Investment risks:
Growth , International, Core, Short-Term Bond, Bond Income, and
Global High Income Funds : The value of each Fund’s shares rises and falls as the value of the securities in which the Fund invests goes up and down. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which the Fund invests. The Funds do not use derivatives to hedge currency, interest rate, or credit risk.
Liquidity risk exists when particular investments are difficult to sell. If a Fund holds illiquid investments, its portfolio may be more difficult to value, especially in changing markets. Investments by a
Fund in foreign securities and those that are thinly traded, such as lower quality issuers and smaller companies, tend to involve greater liquidity risk. If a Fund is forced to sell or unwind these investments to meet redemptions or for other cash needs, the Fund may suffer a penalty. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions
independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities, may be unable to achieve its investment objective.
Growth and Core Funds : Smaller companies involve higher
investment risks in that they often have limited product lines, markets, and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies.
Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met.
International , Core , Short-Term Bond , Bond Income , and Global
High Income Funds : Foreign investing involves risks not normally associated with investing in US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and the lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries.
Core Fund : The Core Fund has the risks of growth stocks, foreign securities, credit, and interest rates — but these risks are mitigated by spreading its investments in both stocks and bonds, and by favoring income-producing securities and those of larger, more seasoned companies.
Short-Term Bond, Bond Income , Global High Income , and
Core Funds : Bonds entail credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.
Interest rate fluctuations affect bond prices and a Fund’s net asset value, but not the income received by the Fund from its portfolio securities. Because prices and yields on debt securities vary over time, a Fund’s yield also varies. Bonds with embedded callable options also contain an element of prepayment risk. When interest rates decline, issuers can retire their debt and reissue bonds at a lower interest rate. This hurts investors because yields available for reinvestment will have declined and upward price mobility on callable bonds is generally limited by the call price.

Notes To Financial Statements
(continued)
May 31, 2025
Semi-Annual
41
Global High Income Fund : Issuers of high-yield securities are generally not as financially strong as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest, principal, and dividend payments as expected. The prices of high-yield securities generally fluctuate more than those of higher quality. High-yield securities are generally more illiquid (harder to sell) and harder to value.
The Funds may invest substantially in one or more sectors, which can increase volatility and exposure to issuers specific to a particular sector or industry.
Note 2 - Unaudited Information
The information in this interim report has not been subject to independent audit.
Note 3 - Significant Accounting Policies
The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the
United States of America, which are consistently followed by the
Funds in preparation of their financial statements.
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.
Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.
Fixed-income debt instruments, such as commercial paper, bankers’
acceptances, and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Any discount or premium is accreted or amortized on a straight-line basis until maturity.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Funds'
investment adviser (Saturna Capital), whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Share valuation:
Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class.
As a result of the differences in the expenses borne by each share class, the share price and distributions will vary among a Fund’s share classes. The Funds’ shares are not priced or traded on days the
New York Stock Exchange is closed. The net asset value (NAV) is both the offering and redemption price per share.
Share Valuation Inputs as of May 31, 2025
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Short-Term Bond Fund
Corporate Bonds
1
$– $4,235,118 $– $4,235,118
Government Bonds
1
$– $6,900,270 $– $6,900,270
Municipals Bonds
1
$– $296,871 $– $296,871
Total Assets $– $11,432,259 $– $11,432,259
Bond Income Fund
Corporate Bonds
1
$– $6,571,219 $– $6,571,219
Note 1 - Organization
(continued)

Notes To Financial Statements
(continued)

May 31, 2025
Semi-Annual
Government Bonds
1
$– $2,303,032 $– $2,303,032
Mortgage Backed
1
$– $226,453 $– $226,453
Municipals Bonds
1
$– $1,766,122 $– $1,766,122
Total Assets $– $10,866,826 $– $10,866,826
Core Fund
Common Stock
Communications $746,481 $0 $– $746,481
Consumer Discretionary $1,228,441 $151,637 $– $1,380,078
Consumer Staples $1,280,564 $– $– $1,280,564
Energy $358,668 $– $– $358,668
Financials $1,421,868 $– $– $1,421,868
Health Care $1,254,671 $– $– $1,254,671
Industrials $2,295,100 $622,253 $– $2,917,353
Materials $1,625,555 $95,577 $– $1,721,132
Technology $4,924,639 $92,577 $– $5,017,216
Utilities $900,237 $– $– $900,237
Total Common Stock $16,036,224 $962,044 $– $16,998,268
Corporate Bonds
1
$– $3,803,276 $– $3,803,276
Government Bonds
1
$– $2,331,775 $– $2,331,775
Municipals Bonds
1
$– $1,664,984 $– $1,664,984
Total Assets $16,036,224 $8,762,079 $– $24,798,303
Global High Income Fund
Common Stock
Communications $789,300 $306,788 $– $1,096,088
Consumer Discretionary $– $162,384 $– $162,384
Energy $373,441 $– $– $373,441
Financials $301,425 $698,649 $– $1,000,074
Health Care $556,095 $– $– $556,095
Materials $927,815 $191,689 $– $1,119,504
Technology $315,200 $406,801 $– $722,001
Total Common Stock $3,263,276 $1,766,311 $– $5,029,587
Corporate Bonds
1
$– $2,490,275 $– $2,490,275
Government Bonds
1
$– $909,409 $– $909,409
Municipals Bonds
1
$– $537,829 $– $537,829
Total Assets $3,263,276 $5,703,824 $– $8,967,100
Growth Fund
Common Stock
1
$71,340,411 $– $– $71,340,411
Total Assets $71,340,411 $– $– $71,340,411
International Fund
Common Stock
Consumer Discretionary $6,356,959 $1,406,090 $– $7,763,049
Consumer Staples $– $1,282,238 $– $1,282,238
Health Care $5,266,290 $3,145,322 $– $8,411,612
Industrials $7,126,024 $11,588,556 $– $18,714,580
Materials $3,975,656 $– $– $3,975,656
Technology $25,528,485 $4,360,257 $– $29,888,742
Utilities $– $1,679,285 $– $1,679,285
Total Common Stock $48,253,414 $23,461,748 $– $71,715,162
Total Assets $48,253,414 $23,461,748 $– $71,715,162
1
See the Schedule of Investments for additional details.
Note 3 - Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
May 31, 2025
Semi-Annual
43
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Investment concentration:
The Funds may have deposits of cash with the custodian from time to time for one or more reasons. “Other assets (net of liabilities)” in the Funds’ Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting Standards Codification (“ASC”) 825, “Financial
Instruments,” identifies these items as a concentration of credit risk.
The risk is managed by careful financial analysis and review of the custodian’s operations, resources, and protections available to the
Trust. This process includes evaluation of other financial institutions providing investment company custody services.
ReFlow Liquidity Program:
The Funds may participate in the ReFlow Fund, LLC ("ReFlow")
liquidity program, which is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Funds to meet all, or a portion, of daily net shareowner redemptions. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by
ReFlow (currently 8 days) or at other times at ReFlow's discretion. For use of the ReFlow service, a participating Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily
"Dutch auction" among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Funds'
in-kind redemption policies. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day. During the fiscal year ended May 31, 2025 , only the Growth, International, and Core Funds participated in ReFlow.
Fees associated with ReFlow are disclosed in the Statements of
Operations.
Federal income taxes:
Each Fund intends to comply with the requirements of the Internal
Revenue Code necessary to qualify as a regulated investment
company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has
analyzed the Funds’ tax positions and has concluded that no
liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years
(2021−2023) or expected to be taken in the Funds’ 2024 tax returns.
The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments;
however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Note 3 - Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)

May 31, 2025
Semi-Annual
Reclassification of capital accounts:
Accounting principles generally accepted in the United States of
America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are as of the fiscal year ended
November 30, 2025 , and have no effect on net assets or NAV per share.
These reclassifications were primarily due to redemptions in kind and operating losses.
Distributions to shareowners:
For the Saturna Short-Term Bond Fund and Saturna Bond Income
Fund , dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month.
For the Saturna Core Fund , Saturna Global High Income Fund ,
Saturna Growth Fund , and Saturna International Fund , dividends to shareowners from net investment income, if any, are paid annually, typically by the end of the year. Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.
Use of estimates:
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
Foreign taxes:
Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
LIBOR Transition Risks
A Fund may invest in certain debt securities or other financial instruments that utilize the London Interbank Offered Rate
(“LIBOR”) as a benchmark or reference rate for various interest rate calculations. A benchmark or reference rate may be a significant factor in determining the cost of financing to a Fund or an
investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s investment performance.
LIBOR was discontinued as a floating rate benchmark after June
30, 2023. It is anticipated that financial instruments, such as certain floating rate bonds, that previously utilized LIBOR have transitioned to using the Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of overnight borrowings secured by US Treasury securities. The transition from LIBOR to SOFR (or any other replacement rate) may lead to a reduction in the value of some LIBOR-based investments, as well as significant market uncertainty, increased volatility, and illiquidity in markets for various instruments, which may result in prolonged adverse market conditions and impact a Fund’s performance or NAV.
Other:
Interest income is recognized on an accrual basis. Premiums on securities purchased are amortized, and discounts are accreted using the yield to maturity method over the lives of the respective securities or where applicable, to the first call date of the securities with premiums. Dividends from equity securities are recorded as income on the ex-dividend date or as soon as information is available to the Fund.
Note 4 - Transactions with Affiliated Persons
Under contracts approved annually by the Trust’s Board of Trustees, including those Trustees who are not parties to the contract or
“interested persons” (as defined in the Investment Company Act of 1940) of such parties or the Trust (the “Independent Trustees”),
Saturna Capital Corporation (“Saturna Capital”) provides investment advisory services and certain other administrative services required to conduct Trust business. Expenses incurred by the Trust on behalf of the Funds (e.g., legal fees) are allocated to the Funds on the basis of relative daily average net assets. For such services, each of the Funds pays the adviser a base Investment Advisory and
Administrative Services Fee of 0.50% of average net assets per annum, payable monthly for each of the Funds. In addition, the adviser has agreed to certain limits on other expenses, as described below.
The adviser has undertaken to limit expenses through March 31,
2026 of Saturna Short-Term Bond Fund to 0.60%, Saturna Bond
Income Fund to 0.65% and Saturna Global High Income to 0.75%.
For the period ended May 31, 2025 , the advisory fees incurred were as follows:
1
Short-Term Bond
Fund
Bond Income
Fund
Distributable earnings
$(58) $9
Paid-in Capital
$58 $(9)
Core Fund
Global High
Income Fund
Distributable earnings
$(824,642) $(514)
Paid-in Capital
$824,642 $514
Growth Fund International Fund
Distributable earnings
$(2,643,239) $(2,542,698)
Paid-in Capital
$2,643,239 $2,542,698
Advisory Fees
Advisory Fees
Waived
600
Short-Term Bond Fund $32,943
$(26,236)
650
Bond Income Fund $28,189
$(15,585)
700
Core Fund $65,956
n/a
750
Global High Income Fund $25,269
$(14,777)
800
Growth Fund $182,594
n/a
850
International Fund $173,035
n/a
Note 3 - Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
May 31, 2025
Semi-Annual
45
In accordance with the expense limitation noted above, for the period ended May 31, 2025 , Saturna Capital waived a portion of the advisory fees of the Saturna Short-Term Bond Fund, Saturna Bond
Income Fund, and Saturna Global High Income Fund. The adviser cannot recoup previously waived fees.
Saturna Brokerage Services, Inc. (“SBS”), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-dealer and acts as distributor. On October 3, 2006, the Funds adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of 0.25% of the average net assets of the Funds.
On June 2, 2017, 12b-1 fees were terminated for all Funds except
Saturna Growth Investor Shares and Saturna International Investor
Shares.
SBS is used to effect equity portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission.
Transactions effected through other brokers are subject to
commissions payable to that broker.
Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for the Funds. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal period ended May
31, 2025 , the Funds incurred the following retirement plan custodial fees to STC:
Ms. Jane Carten serves as a trustee and president of the Trust. She is also a director and president of Saturna Capital, vice president of
Saturna Trust Company, and chairman of Saturna Sendirian Berhad.
Ms. Carten is not compensated by the Trust. For the fiscal period ended May 31, 2025 , the Saturna Investment Trust incurred $62,623 of total expenses for the independent Trustee’s compensation and
Trust board meetings. The Saturna Funds incurred $48,146 of these total expenses.
On May 31, 2025 , the trustees, officers, and their affiliates (including
Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:
The officers of the Trust are paid by Saturna Capital Corporation, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal period ended May 31, 2025 , the Funds paid the following compensation expenses for the Chief
Compliance Officer:
Note 5 - Distributions to Shareowners
The tax characteristics of distributions paid for the fiscal period ended May 31, 2025 , and the year ended November 30, 2024 , were as follows:
Distribution (12b-1) fees
600
Short-Term Bond Fund n/a
650
Bond Income Fund n/a
700
Core Fund n/a
750
Global High Income Fund n/a
800
Growth Fund Z Shares ( SGZFX ) n/a
800
Growth Fund Investor Shares ( SSGFX ) $5,166
850
International Fund Z Shares ( SIFZX ) n/a
850
International Fund Investor Shares ( SSIFX ) $50,263
Retirement plan custodial fees
600
Short-Term Bond Fund (STBFX) $3,709
650
Bond Income Fund (SBIFX) $4,054
700
Core Fund (SCORX) $19,116
750
Global High Income Fund (SGHIX) $4,242
1,025
Growth Fund Investor Shares (SSGFX) n/a
1,050
Growth Fund Z Shares (SGZFX) $10,265
1,125
International Fund Investor Shares (SSIFX) $15
1,150
International Fund Z Shares (SIFZX) $7,712
Trustees', officers', and affiliates' ownership
600
Short-Term Bond Fund(STBFX) 54.14%
650
Bond Income Fund(SBIFX) 43.17%
700
Core Fund(SCORX) 28.13%
750
Global High Income Fund(SGHIX) 65.36%
800
Growth Fund(SGZFX and SSGFX) 20.14%
850
International Fund(SIFZX and SSIFX) 30.37%
Chief Compliance Officer
600
Short-Term Bond Fund $1,599
650
Bond Income Fund $1,514
700
Core Fund $3,636
750
Global High Income Fund $1,368
800
Growth Fund $10,171
850
International Fund $10,607
Short-Term Bond Fund May 31, 2025
November 30,
2024
Ordinary Income $201,406 $307,217
Bond Income Fund May 31, 2025
November 30,
2024
Ordinary Income $201,559 $319,948
Core Fund May 31, 2025
November 30,
2024
Ordinary Income $475,684 $351,859
Long-term capital gain
1
$231,704 $–
Global High Income Fund May 31, 2025
November 30,
2024
Ordinary Income $278,842 $401,403
Growth Fund May 31, 2025
November 30,
2024
Ordinary Income $– $32,415
Long-term capital gain
1
$1,627,145 $–
International Fund May 31, 2025
November 30,
2024
Ordinary Income $25,689 $288,643
Long-term capital gain
1
$369,901 $–
1
Long-Term Capital Gain dividend designated at 20% rate pursuant to Section
852(b)(3) of the Internal Revenue Code.
Note 4 - Transactions with Affiliated Persons
(continued)

Notes To Financial Statements
(continued)

May 31, 2025
Semi-Annual
Note 6 - Federal Income Taxes
The cost basis of investments for federal income tax purposes at
May 31, 2025 , were as follows:
As of November 30, 2025 , the components of distributable earnings on a tax basis were as follows:
Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. For the year ended November 30, 2024, the Growth
Fund deferred, on a tax basis, late year ordinary losses of $11,591.
At November 30, 2025 , the Funds had the following capital loss carryforwards and loss deferrals, subject to regulation. Loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.
For the year ended November 30, 2024, Core Fund utilized $8,009,
Global High Income utilized $87, Growth utilized $252,087, and
International utilized $544,256 of short-term capital loss carry forward.
Short-Term Bond
Fund
Bond Income
Fund
Cost of investments $11,459,281 $12,401,146
Gross tax unrealized appreciation $39,011 $18,316
Gross tax unrealized depreciation $(66,033) $(1,552,636)
Net tax unrealized depreciation $(27,022) $(1,534,320)
Core Fund
Global High
Income Fund
Cost of investments $19,218,087 $8,528,974
Gross tax unrealized appreciation $6,648,999 $1,277,131
Gross tax unrealized depreciation $(1,068,783) $(839,005)
Net tax unrealized appreciation $5,580,216 $438,126
Growth Fund
International
Fund
Cost of investments $22,927,480 $38,362,983
Gross tax unrealized appreciation $48,804,893 $34,144,004
Gross tax unrealized depreciation $(391,962) $(791,825)
Net tax unrealized appreciation $48,412,931 $33,352,179
Short-Term Bond Fund
Accumulated capital and other losses $(140,543)
Tax accumulated earnings $(140,543)
Unrealized Depreciation $(103,972)
Total accumulated earnings $(244,515)
Bond Income Fund
Accumulated capital and other losses $(17,089)
Tax accumulated earnings $(17,089)
Unrealized Depreciation $(1,302,900)
Total accumulated earnings $(1,319,989)
Core Fund
Undistributed ordinary income $459,121
Accumulated capital gains $235,659
Tax accumulated earnings $694,780
Unrealized Appreciation $5,900,456
Other unrealized accumulated losses $(24)
Total accumulated earnings $6,595,212
Global High Income Fund
Undistributed ordinary income $278,309
Accumulated capital and other losses $(15,396)
Tax accumulated earnings $262,913
Unrealized Appreciation $257,770
Other unrealized gains $9
Total accumulated earnings $520,692
Growth Fund
Accumulated capital gains $1,626,021
Tax accumulated earnings $1,626,021
Unrealized Appreciation $49,919,963
Other accumulated net income $(11,591)
Total accumulated earnings $51,534,393
International Fund
Undistributed ordinary income $247,377
Accumulated capital gains $2,668,778
Tax accumulated earnings $395,488
Unrealized Appreciation $33,417,453
Other unrealized accumulated losses $(188)
Total accumulated earnings $33,812,753

Notes To Financial Statements
(continued)
May 31, 2025
Semi-Annual
47
Note 7 - Investments
Investment transactions other than short-term investments and redemptions in-kind for the fiscal year ended May 31, 2025 , were as follows:
Redemptions in-kind for the fiscal period ended May 31, 2025 , were as follows:
Note 8 - Custodian
Under agreements in place with the Trust’s custodian, UMB Bank, custody fees are reduced by credits for cash balances. For the fiscal period ended May 31, 2025 , such reductions were as follows:
Note 9 - Subsequent Events
There were no events or transactions during the period that
materially impacted the amounts or disclosures in the Fund’s financial statements.
Purchases Sales
600
Short-Term Bond Fund $3,135,926 $2,608,452
650
Bond Income Fund $996,813 $420,468
700
Core Fund $5,231,945 $1,843,206
750
Global High Income Fund $1,119,591 $32,113
800
Growth Fund $2,140,473 $2,844,053
850
International Fund $4,942,838 $5,039,137
Purchases Sales
700
Core Fund $– $217,874
800
Growth Fund $– $1,608,039
850
International Fund $– $2,399,370
Custodian Fee Credits
600
Short-Term Bond Fund $263
650
Bond Income Fund $226
700
Core Fund $608
750
Global High Income Fund $359
800
Growth Fund $1,448
850
International Fund $3,777

Form N-CSR Items 8-11

May 31, 2025
Semi-Annual
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies.
The Funds’ disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Funds’ Investment Advisory Contract is included as part of the Financial Statements filed under
Item 7 of this form.

May 31, 2025
Semi-Annual

Availability of Quarterly Portfolio Information
(1) The Satuna Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
(2) The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.
(3) The Funds posts a complete schedule of portfolio holdings after the end of each month, available to investors at www.saturna.
com/resources/literature.
Privacy Statement
At Saturna Capital and Saturna Investment Trust, we understand the importance of maintaining the privacy of your financial information.
We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.
In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your
information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports, and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.
We may share information within the Saturna Capital family of companies in the course of informing you about products or
services that may address your investing needs.
We maintain our own technology resources to minimize the need for any third-party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your
information, please call us at 1-800-728-8762.

1300 North State Street
Bellingham, WA 98225
www.saturna.com
1-800-728-8762

This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Funds. The Saturna Funds are series of Saturna Investment Trust.

Saturna Brokerage Services, Distributor

This report is printed on paper with a minimum of 30% post-consumer fiber using soy-based inks. It is 100% recyclable.

SATURNA
CAPITAL

Saturna Sustainable Funds

Sustainable Equity Fund | SEEFX

Sustainable Bond Fund | SEBFX

Semi-Annual Financial Statements and Additional Information

May 31, 2025

Table of Contents:
2
Sustainable Equity Fund 4
Schedule of Investments 4
Statement of Assets and Liabilities and Statement of Operations 7
Statement of Changes in Net Assets 8
Financial Highlights 9
Sustainable Bond Fund 10
Schedule of Investments 10
Statement of Assets and Liabilities and Statement of Operations 13
Statement of Changes in Net Assets 14
Financial Highlights 15
Notes To Financial Statements 16
Note 1-Organization 16
Note 2-Unaudited Information 16
Note 3-Significant Accounting Policies 16
Note 4-Transactions with Affiliated Persons 19
Note 5-Distributions to Shareowners 19
Note 6-Federal Income Taxes 19
Note 7-Investments 20
Note 8-Custodian 20
Note 9-Subsequent Events 20
Form N-CSR Items 8-11 21
Summary Information 22

May 31, 2025
Semi-Annual
3
Morningstar Rating
(as of June 30, 2025)
© 2025 Morningstar®. All rights reserved. Morningstar, Inc. is an independent fund performance monitor. The information contained herein: (1) is proprietary to
Morningstar and/or its content providers; (2) may not be copied or distributed; and
(3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
A
Morningstar Ratings™ ("Star Ratings") are as of June 30, 2025 . The
Morningstar Rating
™
for funds, or "star rating", is calculated for managed
products (including mutual funds, variable annuity and variable life subaccounts, exchange-traded funds, closed-end funds, and separate accounts)
with at least a three-year history. Exchange-traded funds and open-ended mutual funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product's monthly excess performance (not including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive 5 stars, the next 22.5%
receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar Rating for a managed product is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns, and 50% 10-year rating/30% five-year rating/20% three-year rating for 120 or more months of total returns. While the 10-year overall star rating formula seems to give the most weight to the 10-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods.
% Rank in Category is the fund’s percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable)
percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-
performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.
Morningstar™ Ratings
A
1 Year 3 Year 5 Year Overall
Saturna Sustainable Equity Fund – “Global Large-Stock Blend” Category
SEEFX n/a
  
% Rank in Category 92 76 93 76
Number of Funds in Category 334 313 297 313
Saturna Sustainable Bond Fund – “Global Bond” Category
SEBFX n/a
  
% Rank in Category 81 51 33 51
Number of Funds in Category 159 159 152 159

Schedule of Investments
As of May 31, 2025
Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
4
May 31, 2025
Semi-Annual
Continued on next page.
Common Stock - 98 .0 % Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 1,800 $ 350,892 $ 309,132 United States 1.3%
Consumer Discretionary
Automotive Retailers
AutoZone
2
70 256,222 261,313 United States 1.1%
Home Products Stores
Home Depot 1,500 279,738 552,435 United States 2.4%
Specialty Apparel Stores
TJX Companies 5,000 238,192 634,500 United States 2.8%
774,152 1,448,248 6.3%
Consumer Staples
Mass Merchants
Dollarama Inc 2,400 249,901 308,667 Canada 1.3%
Packaged Food
Danone ADR 31,200 422,529 532,584 France 2.3%
Personal Care Products
L'Oreal ADR 5,400 297,824 456,192 France 2.0%
Unilever ADR 8,800 466,958 561,792 United Kingdom 2.5%
764,782 1,017,984 4.5%
1,437,212 1,859,235 8.1%
Financials
Life Insurance
Aviva ADR 45,600 416,983 772,008 United Kingdom 3.4%
Other Financial Services
Fiserv
2
900 203,895 146,511 United States 0.6%
Mastercard, Class A 860 171,375 503,616 United States 2.2%
375,270 650,127 2.8%
P&C Insurance
Chubb 2,000 287,787 594,400 Switzerland 2.6%
1,080,040 2,016,535 8.8%
Health Care
Large Pharma
Eli Lilly 900 514,269 663,903 United States 2.9%
GlaxoSmithKline ADR 9,200 369,834 377,476 United Kingdom 1.6%
Novo Nordisk ADR 10,200 324,489 729,300 Denmark 3.2%
1,208,592 1,770,679 7.7%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy ADR 44,500 515,234 703,990 Sweden 3.1%
Diversified Industrials
Siemens ADR 5,300 361,107 641,088 Germany 2.8%
Electrical Components
TE Connectivity Ltd. 3,200 356,052 512,224 Ireland 2.2%
Electrical Power Equipment
Fuji Electric Co. Ltd. 8,500 510,462 374,420 Japan 1.6%
Schneider Electric ADR 17,100 420,097 857,565 France 3.7%
930,559 1,231,985 5.3%

Schedule of Investments
As of May 31, 2025
Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
5
Continued on next page.
Common Stock - 98.0% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Industrials (continued)
Fabricated Metal & Hardware
Prysmian S.P.A 4,000 $ 259,828 $ 257,204 Italy 1.1%
Industrial Wholesale & Rental
Ferguson Enterprises 2,500 413,249 455,850 United States 2.0%
Professional Services
Wolters Kluwer 5,022 376,238 890,396 Netherlands 3.9%
Rail Freight
Canadian Pacific Kansas City 3,200 248,512 261,280 Canada 1.2%
3,460,779 4,954,017 21.6%
Materials
Agricultural Chemicals
Corteva 3,000 180,769 212,400 United States 0.9%
Basic & Diversified Chemicals
Linde 500 223,806 233,790 United Kingdom 1.0%
Specialty Chemicals
Ecolab 1,500 237,915 398,430 United States 1.8%
642,490 844,620 3.7%
Technology
Application Software
Adobe
2
1,000 108,410 415,090 United States 1.8%
Dassault Systemes ADR 9,100 194,033 339,885 France 1.5%
302,443 754,975 3.3%
Communications Equipment
Apple 3,028 83,313 608,174 United States 2.7%
Consumer Electronics
Nintendo ADR 32,725 338,560 668,899 Japan 2.9%
Sony ADR 20,000 261,557 527,600 Japan 2.3%
600,117 1,196,499 5.2%
Electronics Components
Murata Manufacturing 12,000 203,199 173,623 Japan 0.8%
Infrastructure Software
Microsoft 1,438 62,724 661,998 United States 2.9%
ServiceNow
2
650 392,951 657,208 United States 2.8%
455,675 1,319,206 5.7%
IT Services
Accenture, Class A 1,600 275,166 506,912 Ireland 2.2%
CGI Group, Class A 4,000 275,774 430,007 Canada 1.9%
550,940 936,919 4.1%
Semiconductor Devices
Broadcom 2,500 430,000 605,175 United States 2.6%
Nvidia 10,000 479,045 1,351,300 United States 5.9%
NXP Semiconductors 1,960 215,841 374,615 Netherlands 1.6%
1,124,886 2,331,090 10.1%
Semiconductor Manufacturing
ASML Holding NY 700 523,104 515,739 Netherlands 2.2%
Taiwan Semiconductor ADR 5,325 406,030 1,029,429 Taiwan 4.5%
929,134 1,545,168 6.7%
4,249,707 8,865,654 38.6%

Schedule of Investments
As of May 31, 2025
Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
6
May 31, 2025
Semi-Annual
Common Stock - 98.0% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Utilities
Integrated Electric Utilities
NextEra Energy 6,100 $ 466,374 $ 430,904 United States 1.9%
Total investments $13,670,238 $ 22,499,024 98.0%
Other assets (net of liabilities) 449,310 2.0%
Total net assets $ 22,948,334 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt

Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
7
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2025
Assets
Investments in securities, at value
(Cost $13,670,238) $ 22,499,024
Cash 378,255
Dividends receivable 75,182
Prepaid expenses 13,406
Receivable for security sales 4,457
Receivable for Fund shares sold 2,193
Interest receivable 1,456
Total assets 22,973,973
Liabilities
Payable for Fund shares redeemed 8,527
Accrued audit expenses 6,793
Accrued advisory fees 5,493
Accrued retirement plan custody fee 3,160
Accrued Chief Compliance Officer expenses 594
Accrued trustee expenses 339
Accrued legal expenses 17
Accrued other operating expenses 716
Total liabilities 25,639
Net assets $22,948,334
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $14,857,890
Total distributable earnings 8,090,444
Net assets applicable to Fund shares outstanding $22,948,334
Fund shares outstanding 1,143,764
Net asset value, offering, and redemption price per
share $20.06
Period ended May 31, 2025
Investment income
Dividend Income (Net of foreign tax of $25,943) $ 198,713
Interest income 13,915
Miscellaneous income 17
Total investment income 212,645
Expenses
Investment advisory fees 74,579
Filing and registration fees 12,476
Trustee fees 5,975
Legal fees 5,548
Audit fees 5,353
Retirement plan custodial fees 5,024
Chief Compliance Officer expenses 3,514
Custodian fees 711
Other operating expenses 2,839
Total gross expenses 116,019
Less adviser fees waived (29,255)
Less custodian fee credits (711)
Net expenses 86,053
Net investment income $126,592
Net realized loss from investments and foreign
currency $(593,515)
Net Increase in unrealized appreciation on investments
and foreign currency 807,003
Net gain on investments 213,488
Net increase in net assets resulting from operations $340,080

Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
8
May 31, 2025
Semi-Annual
Statements of Changes in Net Assets
Period ended May 31, 2025
Year ended November 30,
2024
Increase (Decrease) in net assets from operations
From operations
Net investment income $126,592 $197,517
Net realized gain (loss) on investments and foreign currency (593,515) 361,852
Net increase in unrealized appreciation on investments and foreign currency 807,003 3,474,062
Net increase in net assets 340,080 4,033,431
Distributions to shareowners from
Net dividend and distribution to shareholders (197,614) (219,353)
Capital share transactions
Proceeds from the sale of shares 718,903 1,812,109
Value of shares issued in reinvestment of dividends and distributions 197,575 219,353
Cost of shares redeemed (3,291,098) (1,982,332)
Total capital shares transactions (2,374,620) 49,129
Total increase (decrease) in net assets (2,232,154) 3,863,207
Net assets
Beginning of period 25,180,488 21,317,281
End of period $22,948,334 $25,180,488
Shares of the Fund sold and redeemed
Sustainable Equity (SEEFX)
Number of shares sold 37,432 97,530
Number of shares issued in reinvestment of dividends and distributions 10,102 12,563
Number of shares redeemed (169,535) (104,652)
Net increase (decrease) in number of shares outstanding (122,001) 5,441
– –

Sustainable Equity Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
9
tin
Sustainable Equity (SEEFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2025
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A A
Net asset value at beginning of period $19.89 $16.91 $15.49 $18.55 $16.72 $13.58
Income from investment operations
Net investment income 0.11 0.15 0.17 0.14 0.13 0.10
Net gains (losses) on securities (both realized and
unrealized) 0.22 3.01 1.39 (3.08) 1.76 3.11
Total from investment operations 0.33 3.16 1.56 (2.94) 1.89 3.21
Less distributions
Dividends (from net investment income) (0.16) (0.18) (0.14) (0.12) (0.06) (0.07)
Total distributions (0.16) (0.18) (0.14) (0.12) (0.06) (0.07)
Net asset value at end of period $20.06 $19.89 $16.91 $15.49 $18.55 $16.72
Total Return
A
1.70% 18.80% 10.18% (15.96)% 11.32% 23.74%
Ratios / supplemental data
Net assets ($000), end of period $22,948 $25,180 $21,317 $19,782 $25,375 $16,834
Ratio of expenses to average net assets
Before custodian fee credits
B
1.01% 0.91% 0.97% 0.93% 0.85% 0.78%
After advisory fees waiver
B
0.76% 0.76% 0.76% 0.76% 0.76% 0.75%
After  custodian fee credits
B
0.75% 0.75% 0.75% 0.75% 0.75% 0.73%
Ratio of net investment income after custodian fee credits  to average net assets
B
1.10% 0.81% 1.10% 0.84% 0.71% 0.61%
Portfolio turnover rate
A
5% 19% 3% 9% 8% 13%
A
Not annualized for period of less than one year
B
Annualized for periods of less than one year

Schedule of Investments
As of May 31, 2025
Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
10
May 31, 2025
Semi-Annual
Continued on next page.
Corporate Bonds - 66.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Koninklijke KPN 8.375% due 10/01/2030 $ 1,750,000 $ 2,038,302 Netherlands 4.7%
Telecom Italia Capital 6.000% due 09/30/2034 250,000 244,860 Italy 0.5%
Telecom Italia SPA 1.625% due 01/18/2029 EUR 1,250,000 1,344,081 Italy 3.1%
3,627,243 8.3%
Consumer Discretionary
Coty/HFC Prestige
2
6.625% due 07/15/2030 1,000,000 1,020,797 United States 2.4%
Starbucks 2.450% due 06/15/2026 1,200,000 1,175,082 United States 2.7%
2,195,879 5.1%
Consumer Staples
Coty
2
5.000% due 04/15/2026 49,000 48,865 United States 0.1%
Natura Cosmeticos SA 4.125% due 05/03/2028 1,500,000 1,392,211 Brazil 3.2%
1,441,076 3.3%
Energy
Masdar Abu Dhabi 4.875% due 07/25/2029 2,000,000 2,008,000 United Arab Emirates 4.6%
Financials
AXA 5.125% due 01/17/2027 2,000,000 2,002,500 France 4.6%
Canadian Imperial Bank 4.375% due 10/28/2080 CAD 2,500,000 1,817,581 Canada 4.2%
Commonwealth Bank Australia
3
4.527% due 12/23/2026 AUD 850,000 547,340 Australia 1.2%
Munich RE 1.000% due 05/26/2042 EUR 2,000,000 1,907,183 Germany 4.4%
State Street (Quarterly US LIBOR plus 100)
3
5.561% due 06/15/2047 2,200,000 1,897,924 United States 4.4%
Toronto-Dominion Bank 1.128% due 12/09/2025 CAD 500,000 361,321 Canada 0.8%
Women's Livelihood Bond Asset II C
2
3.900% due 12/23/2025 482,417 469,098 Singapore 1.1%
9,002,947 20.7%
Health Care
Novartis Capital 3.000% due 11/20/2025 250,000 248,570 Switzerland 0.6%
Roche
2
2.625% due 05/15/2026 200,000 196,793 Switzerland 0.4%
445,363 1.0%
Industrials
FS Luxembourg SARL 8.875% due 02/12/2031 1,000,000 1,013,570 Luxembourg 2.3%
RELX 4.000% due 03/18/2029 400,000 394,462 United Kingdom 0.9%
1,408,032 3.2%
Materials
Stora Enso OYJ
2
7.250% due 04/15/2036 800,000 835,836 Finland 1.9%
Real Estate
Iron Mountain UK 3.875% due 11/15/2025 GBP 750,000 1,002,942 United States 2.3%
Iron Mountain
2
4.875% due 09/15/2029 1,250,000 1,212,982 United States 2.8%
MAF Global Securities 7.875% due PERP 1,750,000 1,797,250 United Arab Emirates 4.1%
MAF Sukuk 4.638% due 05/14/2029 300,000 296,616 United Arab Emirates 0.7%
Prologis 1.250% due 10/15/2030 500,000 422,147 United States 1.0%
4,731,937 10.9%
Technology
Nokia OYJ 4.375% due 08/21/2031 EUR 1,500,000 1,772,508 Finland 4.1%
Utilities
United Utilities 6.875% due 08/15/2028 1,400,000 1,493,636 United Kingdom 3.4%
Total Corporate Bonds (Cost $28,945,616) $28,962,457 66.5%

Schedule of Investments
As of May 31, 2025
Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
11
Continued on next page.
BBSW: Bank Bill Swap Rate
Government Bonds - 25.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Federal Home Loan Bank 1.650% due 10/06/2031 $ 500,000 $ 425,363 United States 1.0%
First Abu Dhabi Bank PJSC 5.125% due 10/13/2027 1,750,000 1,775,321 United Arab Emirates 4.1%
2,200,684 5.1%
Government
African Development Bank 5.500% due 08/13/2025 GBP 250,000 337,372 Cote D'ivoire 0.8%
Asian Development Bank 6.000% due 02/05/2026 BRL 9,000,000 1,489,221 Philippines 3.4%
Export-Import Bank Korea 5.125% due 01/11/2033 500,000 508,211 Korea 1.2%
International Finance 7.020% due 04/06/2028 MXN 10,000,000 491,725 United States 1.1%
International Finance 12.000% due 11/03/2027 COP 3,000,000,000 753,213 United States 1.7%
Int'l Bk Recon & Develop 4.250% due 01/22/2026 MXN 20,000,000 998,649 Germany 2.3%
Int'l Bk Recon & Develop 5.000% due 01/22/2026 BRL 2,000,000 330,309 United States 0.7%
Int'l Bk Recon & Develop 5.000% due 10/07/2026 COP 6,000,000,000 1,354,224 Germany 3.1%
KFW 4.400% due 07/25/2025 MXN 10,000,000 510,347 Germany 1.2%
Perusahaan Penerbit SBSN 3.550% due 06/09/2051 500,000 346,618 Indonesia 0.8%
Queensland Treasury 2.500% due 03/06/2029 AUD 750,000 463,401 Australia 1.1%
Republic of Chile 4.340% due 03/07/2042 500,000 421,875 Chile 1.0%
United Kingdom Gilt 0.875% due 07/31/2033 GBP 750,000 764,997 United Kingdom 1.7%
8,770,162 20.1%
Total Government Bonds (Cost $11,164,992) $10,970,846 25.2%
Municipals Bonds - 2.9% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financial Services
Sheridan Co Redev Agy Incr Revenue 3.900% due 12/01/2029 270,000 270,000 United States 0.6%
Financials
Connecticut State Housing Fin Auth 5.918% due 11/15/2055 250,000 246,201 United States 0.6%
Government
Connecticut State Housing Fin Auth Mtge 5.798% due 11/15/2045 250,000 245,708 United States 0.6%
Illinois St Hsg Dev Auth Revnue 5.929% due 10/01/2050 500,000 500,016 United States 1.1%
745,724 1.7%
Total Municipals Bonds (Cost $1,270,585) $1,261,925 2.9%
Total investments (Cost $41,381,193) $41,195,228 94.6%
Other assets (net of liabilities) 2,339,909 5.4%
Total net assets $43,535,137 100.0%
1
Denotes a country or region of primary exposure
2
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At May 31, 2025, the aggregate value of these securities was $3,784,371 representing 8.6% of total net assets.
3
Variable rate security. The interest rate represents the rate in effect at May 31, 2025 and resets periodically based on the parenthetically disclosed reference rate and spread.
HFC: Housing Finance Corporation
LIBOR: London Interbank Offered Rates
SA: Special Assessment
AUD : Australian dollar
BRL : Brazilian real
CAD : Canadian dollar
COP : Colombian peso
EUR : Euro

Schedule of Investments
As of May 31, 2025
Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
12
May 31, 2025
Semi-Annual
GBP : British pound
MXN : Mexican peso
USD : United States dollar

Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
13
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2025
Assets
Investments in securities, at value
(Cost $41,381,193) $ 41,195,228
Cash 1,749,996
Interest receivable 599,641
Prepaid expenses 14,894
Receivable for Fund shares sold 735
Total assets 43,560,494
Liabilities
Accrued advisory fees 12,283
Payable for Fund shares redeemed 4,480
Accrued audit expenses 2,693
Accrued retirement plan custody fee 1,806
Accrued Chief Compliance Officer expenses 913
Accrued trustee expenses 530
Accrued legal expenses 10
Accrued other operating expenses 561
Accrued printing fees 2,081
Total liabilities 25,357
Net assets $43,535,137
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $45,326,220
Total distributable earnings (1,791,083)
Net assets applicable to Fund shares outstanding $43,535,137
Fund shares outstanding 4,688,771
Net asset value, offering, and redemption price per
share $9.28
Period ended May 31, 2025
Investment income
Interest income $ 1,048,596
Miscellaneous income 4,061
Total investment income 1,052,657
Expenses
Investment advisory fees 111,833
Filing and registration fees 15,770
Trustee fees 8,502
Legal fees 7,850
Audit fees 7,387
Chief Compliance Officer expenses 4,916
Custodian fees 3,396
Retirement plan custodial fees 2,873
Other operating expenses 3,737
Total gross expenses 166,264
Less adviser fees waived (30,702)
Less custodian fee credits (3,396)
Net expenses 132,166
Net investment income $920,491
Net realized loss from investments and foreign
currency $(181,775)
Net de crease in unrealized depreciation on
investments and foreign currency 826,909
Net gain on investments 645,134
Net increase in net assets resulting from operations $1,565,625

Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
14
May 31, 2025
Semi-Annual
Statements of Changes in Net Assets
Period ended May 31, 2025
Year ended November 30,
2024
Increase in net assets from operations
From operations
Net investment income $920,491 $1,470,000
Net realized loss on investments and foreign currency (181,775) (502,327)
Net decrease in unrealized de preciation on investments and foreign currency 826,909 54,552
Net increase in net assets 1,565,625 1,022,225
Distributions to shareowners from
Net dividend and distribution to shareholders (1,156,915) (1,086,688)
Capital share transactions
Proceeds from the sale of shares 10,973,444 12,010,681
Value of shares issued in reinvestment of dividends and distributions 1,153,954 1,083,701
Cost of shares redeemed (5,292,438) (6,193,776)
Total capital shares transactions 6,834,960 6,900,605
Total increase in net assets 7,243,670 6,836,142
Net assets
Beginning of period 36,291,467 29,455,325
End of period $43,535,137 $36,291,467
Shares of the Fund sold and redeemed
Sustainable Bond (SEBFX)
Number of shares sold 1,220,198 1,300,801
Number of shares issued in reinvestment of dividends and distributions 130,097 117,922
Number of shares redeemed (585,215) (668,295)
Net increase in number of shares outstanding 765,080 750,428
– –

Sustainable Bond Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2025
Semi-Annual
15
tin
Sustainable Bond (SEBFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2025
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A A
Net asset value at beginning of period $9.25 $9.28 $9.02 $10.02 $10.25 $9.70
Income from investment operations
Net investment income 0.20 0.41 0.36 0.22 0.20 0.23
Net gains (losses) on securities (both realized and
unrealized) 0.12 (0.10) (0.04) (0.98) (0.42) 0.42
Total from investment operations 0.32 0.31 0.32 (0.76) (0.22) 0.65
Less distributions
Dividends (from net investment income) (0.29) (0.34) (0.06) (0.05) (0.01) (0.10)
Distributions (from capital gains) – – – (0.19) – –
Total distributions (0.29) (0.34) (0.06) (0.24) (0.01) (0.10)
Net asset value at end of period $9.28 $9.25 $9.28 $9.02 $10.02 $10.25
Total Return
A
3.62% 3.36% 3.55% (7.83)% (2.14)% 6.78%
Ratios / supplemental data
Net assets ($000), end of period $43,535 $36,291 $29,455 $28,705 $26,048 $21,973
Ratio of expenses to average net assets
Before custodian fee credits
B
0.82% 0.81% 0.83% 0.74% 0.86% 0.85%
After advisory fees waiver
B
0.67% 0.67% 0.67% 0.66% 0.66% 0.67%
After  custodian fee credits
B
0.65% 0.65% 0.65% 0.65% 0.65% 0.65%
Ratio of net investment income after custodian fee credits  to average net assets
B
4.51% 4.48% 3.89% 2.35% 1.99% 2.33%
Portfolio turnover rate
A
17% 25% 54% 80% 65% 63%
A
Not annualized for period of less than one year
B
Annualized for periods of less than one year

Notes To Financial Statements
16
May 31, 2025
Semi-Annual
Note 1-Organization
Saturna Investment Trust (the “Trust”) was established under
Washington State Law as a business trust on February 20, 1987.
The Trust is registered as an open-end, diversified management company under the Investment Company Act of 1940, as amended.
The Trust currently offers shares of eight portfolio series, two of which are covered by this annual report: Saturna Sustainable Equity
Fund and Saturna Sustainable Bond Fund (the “Funds”). The Saturna
Short- Term Bond Fund, Saturna Bond Income Fund, Saturna Core
Fund, Saturna Global High Income Fund, Saturna Growth Fund,
and Saturna International Fund are offered through separate
prospectuses and have a separate shareholder report.
Saturna Sustainable Equity Fund and Saturna Sustainable Bond
Fund commenced operations on March 27, 2015.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the
Financial Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946 “Financial Services – Investment Companies.”
Investment risks:
Saturna Sustainable Equity Fund and Saturna Sustainable
Bond Fund : The value of each Fund’s shares rises and falls as the value of the securities in which the Fund invests goes up and down.
Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which the Fund invests. The Funds do not use derivatives to hedge currency, interest rate, or credit risk.
The Fund’s adviser employs a proprietary sustainable rating system based on its own, as well as third-party, data to identify issuers believed to present low environmental, social, and governance
(ESG) risks. Ratings are dependent upon the associated ESG risks that are most pertinent to the sector in which an issuer operates.
The ratings process associated with sustainable and responsible investing reduces the investable universe for each Fund, which limits opportunities and may increase the risk of loss during market declines. The adviser believes that sustainable investing may mitigate security-specific risk, but there is no guarantee that the securities favored by our investment process will perform better and may perform worse than those that are not favored.
The Funds may invest substantially in one or more sectors, which can increase volatility and exposure to issues specific to a particular sector or industry.
Foreign investing involves risks not normally associated with investing in US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and the lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, establishment of currency controls, or adverse political or social developments that affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries.
Liquidity risk exists when particular investments are difficult to sell. If a Fund holds illiquid investments, its portfolio may be more difficult to value, especially in changing markets. Investments by a
Fund in foreign securities and those that are thinly traded, such as lower quality issuers, and smaller companies tend to involve greater liquidity risk. If a Fund is forced to sell or unwind these investments to meet redemptions or for other cash needs, the Fund may suffer a penalty. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions
independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities, may be unable to achieve its investment objective.
Saturna Sustainable Bond Fund : The risks inherent in the Saturna
Sustainable Bond Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities usually are more sensitive to interest rate changes than bonds with shorter maturities. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.
The Fund may invest a portion of its assets in securities issued by government sponsored entities such as Fannie Mae, Freddie Mac, and the Federal Home Loan Banks in the US. Foreign governments also sponsor similar entities, which may promote activities such as low-cost housing or alternative energy. The Fund may also invest in the issues of regional, state, and local governments. The terms of such issues can be complex, and there can be no assurance that a government entity will support such enterprises that encounter financial difficulty.
Issuers of high-yield securities are generally not as financially strong as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments as expected. High-yield bonds may have low or no ratings, and may be considered “junk bonds.”
Bond investments, especially mortgage-backed and asset-backed securities, are subject to the risk that borrowers will prepay the principal more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life, and price of the securities.
Note 2-Unaudited Information
The information in this interim report has not been subject to independent audit.
Note 3-Significant Accounting Policies
The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the
United States of America, which are consistently followed by the
Funds in preparation of their financial statements.
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.
Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Notes To Financial Statements
(continued)
May 31, 2025
Semi-Annual
17
Fixed-income debt instruments, such as commercial paper, bankers’
acceptances, and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Funds’
investment adviser (Saturna Capital), whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Share valuation:
Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class.
As a result of the differences in the expenses borne by each share class, the share price and distributions will vary among a Fund’s share classes. The Funds’ shares are not priced or traded on days the
New York Stock Exchange is closed. The net asset value (NAV) is both the offering and redemption price per share.
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Share Valuation Inputs as of May 31, 2025
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Sustainable Equity Fund
Common Stock
Communications $309,132 $– $– $309,132
Consumer Discretionary $1,448,248 $– $– $1,448,248
Consumer Staples $1,859,235 $– $– $1,859,235
Financials $2,016,535 $– $– $2,016,535
Health Care $1,770,679 $– $– $1,770,679
Industrials $3,431,997 $1,522,020 $– $4,954,017
Materials $844,620 $– $– $844,620
Technology $8,692,031 $173,623 $– $8,865,654
Utilities $430,904 $– $– $430,904
Total Common Stock $20,803,381 $1,695,643 $– $22,499,024
Total Assets $20,803,381 $1,695,643 $– $22,499,024
Sustainable Bond Fund
Corporate Bonds
1
$– $28,962,457 $– $28,962,457
Government Bonds
1
$– $10,970,846 $– $10,970,846
Municipals Bonds
1
$– $1,261,925 $– $1,261,925
Total Assets $– $41,195,228 $– $41,195,228
1
See the Schedule of Investments for additional details.
Note 3-Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
18
May 31, 2025
Semi-Annual
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Concentration of credit risk:
The Funds may have deposits of cash with the custodian from time to time for one or more reasons. “Other assets (net of liabilities)” in the Funds’ Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting Standards Codification (“ASC”) 825, “Financial
Instruments,” identifies these items as a concentration of credit risk.
The risk is managed by careful financial analysis and review of the custodian’s operations, resources, and protections available to the
Trust. This process includes evaluation of other financial institutions providing investment company custody services.
Federal income taxes:
Each Fund intends to comply with the requirements of the Internal
Revenue Code necessary to qualify as a regulated investment
company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has
analyzed the Funds’ tax positions and has concluded that no
liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years
(2021−2023) or expected to be taken in the Funds’ 2024 tax returns.
The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments;
however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Reclassification of capital accounts:
Accounting principles generally accepted in the United States of
America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.
As of November 30, 2024 , there were no reclassifications to the capital accounts for Sustainable Bond Fund.
Distributions to shareowners:
Saturna Sustainable Equity Fund and Saturna Sustainable Bond
Fund pay income dividends annually, typically by the end of the year. As a result of its investment strategy, the Saturna Sustainable
Equity Fund may not pay income dividends. For both Funds,
distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements.
Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date.
Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.
Use of estimates:
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
Foreign taxes:
Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
LIBOR Transition Risk:
A Fund may invest in certain debt securities or other financial instruments that utilize the London Interbank Offered Rate
(“LIBOR”) as a benchmark or reference rate for various interest rate calculations. A benchmark or reference rate may be a significant factor in determining the cost of financing to a Fund or an
investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s investment performance.
Sustainable Equity
Fund
Distributable earnings
$(2,636)
Paid-in Capital
$2,636
Note 3-Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
May 31, 2025
Semi-Annual
19
LIBOR was discontinued as a floating rate benchmark after June
30, 2023. It is anticipated that financial instruments, such as certain floating rate bonds, that previously utilized LIBOR have transitioned to using the Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of overnight borrowings secured by US Treasury securities. The transition from LIBOR to SOFR (or any other replacement rate) may lead to a reduction in the value of some LIBOR-based investments, as well as significant market uncertainty, increased volatility, and illiquidity in markets for various instruments, which may result in prolonged adverse market conditions and impact a Fund’s performance or NAV.
Other:
Interest income is recognized on an accrual basis. Premiums on securities purchased are amortized, and discounts are accreted using the yield to maturity method over the lives of the respective securities or where applicable, to the first call date of the securities with premiums. Dividends from equity securities are recorded as income on the ex-dividend date or as soon as information is available to the Fund.
Note 4-Transactions with Affiliated Persons
Under contracts approved annually by the Board of Trustees,
including those who are not parties to the contract or “interested persons” (as defined in the Investment Company Act of 1940) of such parties or the Trust (the “Independent Trustees”), Saturna
Capital Corporation (“Saturna Capital”) provides investment
advisory services and certain other administrative services required to conduct Trust business. Expenses incurred by the Trust on behalf of the Funds (e.g., legal fees) are allocated to the Funds on the basis of relative daily average net assets. For such services, each of the
Funds pays the adviser an Investment Advisory and Administrative
Services Fee of 0.65% for the Sustainable Equity Fund and 0.55%
for the Sustainable Bond Fund of average net assets per annum, payable monthly. In addition, the adviser has agreed to certain limits on other expenses, as described below
The Adviser has undertaken to limit expenses of the Sustainable
Equity Fund to 0.75% and the Sustainable Bond Fund to 0.65%
through March 31, 2026. For the fiscal period ended May 31, 2025 , the advisory fees incurred were as follows:
1 m
In accordance with the expense limitation noted above, for the fiscal period ended May 31, 2025 , Saturna Capital waived a portion of the advisory fees of the Sustainable Equity Fund and Sustainable Bond
Fund. The adviser cannot recoup previously waived fees.
Saturna Brokerage Services, Inc. (“SBS”), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-
dealer and acts as distributor. On December 19, 2014, the Funds adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. On June 2, 2017, 12b-1 fees were terminated for both
Saturna Sustainable Funds.
SBS is used to effect equity portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission.
Transactions effected through other brokers are subject to
commissions payable to that broker.
Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for the Funds. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal period ended May
31, 2025 , the Funds incurred the following retirement plan custodial fees to STC:
Ms. Jane Carten serves as a trustee and president of the Trust. She is also a director and president of Saturna Capital, vice president of
Saturna Trust Company, and chairman of Saturna Sendirian Berhad.
Ms. Carten is not compensated by the Trust. For the fiscal period ended May 31, 2025 , the Saturna Investment Trust incurred $62,623 of total expenses for the Independent Trustee's compensation and
Trust board meetings. The Saturna Sustainable Funds incurred
$14,477 of these total expenses.
On May 31, 2025 , the trustees, officers, and their affiliates (including
Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:
The officers of the Trust are paid by Saturna Capital Corporation, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal period ended May 31, 2025 , the Funds paid the following compensation expenses for the Chief
Compliance Officer:
Note 5-Distributions to Shareowners
The tax characteristics of distributions paid for the fiscal period ended May 31, 2025 , and the fiscal year ended November 30, 2024 , were as follows:
Note 6-Federal Income Taxes
The cost basis of investments for federal income tax purposes at
May 31, 2025 , were as follows:
Advisory Fees
Advisory Fees
Waived
m900
Sustainable Equity Fund $74,579
$(29,255)
950
Sustainable Bond Fund $111,833
$(30,702)
Retirement plan custodial fees
900
Sustainable Equity Fund (SEEFX) $5,024
950
Sustainable Bond Fund (SEBFX) $2,873
Trustees', officers', and affiliates' ownership
900
Sustainable Equity Fund(SEEFX) 36.54%
950
Sustainable Bond Fund(SEBFX) 26.98%
Chief Compliance Officer
900
Sustainable Equity Fund $3,514
950
Sustainable Bond Fund $4,916
Sustainable Equity Fund May 31, 2025
November 30,
2024
Ordinary Income $197,614 $219,353
Sustainable Bond Fund May 31, 2025
November 30,
2024
Ordinary Income $1,156,915 $1,086,688
Sustainable
Equity Fund
Sustainable Bond
Fund
Cost of investments $13,670,238 $41,381,193
Gross tax unrealized appreciation $9,197,393 $607,742
Gross tax unrealized depreciation $(368,607) $(793,707)
Net tax unrealized appreciation
(depreciation) $8,828,786 $(185,965)
Note 3-Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
20
May 31, 2025
Semi-Annual
As of November 30, 2024 , the components of distributable earnings on a tax basis were as follows:
At November 30, 2024 , the Funds had the following capital loss carryforwards and loss deferrals, subject to regulation. Prior to their expiration, loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.
For the year ended November 30, 2024 , Sustainable Equity Fund utilized $387,076 of long-term capital loss carryforward.
Note 7-Investments
Investment transactions other than short-term investments for the fiscal year ended May 31, 2025 , were as follows:
Note 8-Custodian
Under agreements in place with the Trust’s custodian, UMB Bank, custody fees are reduced by credits for cash balances. For the fiscal period ended May 31, 2025 , such reductions were as follows:
Note 9-Subsequent Events
There were no events or transactions during the period that
materially impacted the amounts or disclosures in the Funds’
financial statements.
Sustainable Equity Fund
Undistributed ordinary income $196,209
Accumulated capital and other losses $(272,337)
Tax accumulated earnings $(76,128)
Unrealized Appreciation $8,021,471
Total accumulated earnings $7,945,343
Sustainable Bond Fund
Undistributed ordinary income $1,056,335
Accumulated capital and other losses $(2,232,280)
Tax accumulated earnings $(1,175,945)
Unrealized Depreciation $(995,212)
Other unrealized accumulated losses $(28,636)
Total accumulated earnings $(2,199,793)
Sustainable Equity
Fund
Sustainable Bond
Fund
Short term loss carryforward $190,723 $929,372
Long term loss carryforward $81,614 $1,302,908
Total Capital loss carryforward $272,337 $2,232,280
Purchases Sales
900
Sustainable Equity Fund $1,070,838 $2,031,086
950
Sustainable Bond Fund $14,287,750 $6,279,131
Custodian Fee Credits
900
Sustainable Equity Fund $711
950
Sustainable Bond Fund $3,396
Note 6-Federal Income Taxes
(continued)

Form N-CSR Items 8-11
May 31, 2025
Semi-Annual
21
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies.
The Funds’ disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Funds’ Investment Advisory Contract is included as part of the Financial Statements filed under
Item 7 of this form .

22
May 31, 2025
Semi-Annual
Availability of Quarterly Portfolio Information
(1) The Saturna Sustainable Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
(2) The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and at www.saturnasustainable.com.
(3) The Funds post a complete schedule of portfolio holdings after the end of each month, available to investors at www.
saturnasustainable.com.
Privacy Statement
At Saturna Capital and Saturna Investment Trust, we understand the importance of maintaining the privacy of your financial information.
We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.
In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your
information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports, and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.
We may share information within the Saturna Capital family of companies in the course of informing you about products or
services that may address your investing needs.
We maintain our own technology resources to minimize the need for any third-party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your
information, please call us at 1-800-728-8762.

SATURNA CAPITAL
1300 North State Street
Bellingham, WA 98225
www.saturna.com
1-800-728-8762

This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Funds. The Saturna Sustainable Funds are series of Saturna Investment Trust.

Saturna Brokerage Services, Distributor

This report is printed on paper with a minimum of 30% post-consumer fiber using soy-based inks. It is 100% recyclable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The Funds’ disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 15.  Submission of Matters to a Vote of Security Holders.
No changes to report.
Item 16.  Controls and Procedures.
a. The Registrant’s President and Treasurer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
b. There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30e-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable.
Item 19. Exhibits.
Exhibits included with this filing:
(a)(1) Code of Ethics.
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:
/s/ Jane K. Carten, President
Signature and Title

Jane K. Carten, President
Printed name and Title

                July 30, 2025
Date

Pursuant to the requirements of the Securities Exchange Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities indicated.

By:
/s/ Jane K. Carten, President
Signature and Title

Jane K. Carten, President
Printed name and Title

                July 30, 2025
Date

By:
/s/Christopher R. Fankhauser, Treasurer
Signature and Title

Christopher R. Fankhauser, Treasurer
Printed name and Title
                July 30, 2025
Date